[RIGHTIME LOGO]
Rightime
Family of Funds

The Rightime Fund
The Rightime Blue Chip Fund
The Rightime OTC Fund
The Rightime MidCap Fund

Semiannual Report
April 30, 2001


Table of Contents

Portfolios

The Rightime Fund                                        1
The Rightime Blue Chip Fund                              3
The Rightime OTC Fund                                   13
The Rightime MidCap Fund                                15

Financial Statements

Statement of Assets & Liabilities                       22
Statement of Operations                                 23
Statement of Changes in Net Assets                      24
Financial Highlights                                    25

Notes to Financial Statements

Notes & Schedules                                       28

Officers and Directors                                  34




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[RIGHTIME LOGO]                                                                                             April 30, 2001
Rightime                                                                                                       (Unaudited)
Family of Funds
                                                                                                         The Rightime Fund
                                                                                                  Portfolio of Investments
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Value
Shares                                                                                                          (Note 1)
-------                                                                                                     --------------

EQUITY FUNDS: (16.44%)
             11,161  American Century Heritage Fund                                                           $    138,621
             99,900  American Century New
                     Opportunity Fund                                                                              573,424
              9,068  American Century Vista Fund                                                                   120,697
             12,189  Fidelity Mid-Cap Stock Fund                                                                   294,248
             23,418  Fidelity Small Cap Fund                                                                       436,509
             10,555  Fidelity Value Fund                                                                           529,954
             66,413  Invesco Dynamics Fund                                                                       1,294,399
              6,451  Kemper-Dremen High Return Fund                                                                245,194
             20,369  Liberty Acorn "Z" Fund                                                                        361,761
             27,667  MAS Mid-Cap Value Fund                                                                        579,907
             44,200  MAS Value Fund                                                                                689,082
             81,339  MFS New Discovery Fund                                                                      1,425,059
             14,595  NY "Davis" Venture Value Fund                                                                 394,206
             89,190  State Street Research Aurora Fund                                                           2,787,192
             17,582  T. Rowe Price Value Fund                                                                      353,401
             16,837  Valueline Special Situations Fund                                                             346,839
             10,639  Vanguard Equity Income Fund                                                                   256,938
                                                                                                             -------------
Total Equity Funds
(cost $11,628,040)                                                                                            $ 10,827,431
                                                                                                             -------------
MONEY MARKET FUNDS: (70.73%)
          3,004,979  AIM Cash Reserves Fund                                                                   $  3,004,979
          1,179,047  Alliance Exchange Reserves Fund                                                             1,179,047
          1,652,221  American Century Premier Fund                                                               1,652,221
            500,622  Davis Government Money
                     Market Fund                                                                                   500,622
          6,700,899  Fidelity US Government Fund                                                                 6,700,899
          2,382,175  IDS Cash Management Fund                                                                    2,382,174
          3,149,401  Invesco Cash Reserves Fund                                                                  3,149,401
          3,100,000  Liberty Money Market Fund                                                                   3,100,000
          2,504,209  Lord Abbett Money Market Fund                                                               2,504,209
          4,136,165  MAS Cash Reserves Fund                                                                      4,136,165
          3,623,436  MFS Money Market Fund                                                                       3,623,436
          2,064,827  Pioneer Cash Reserves Fund                                                                  2,064,827
          4,286,220  Putnam Money Market Fund                                                                    4,286,220
          1,633,178  T. Rowe Price Prime Reserve Fund                                                            1,633,178
          3,096,186  Value Line Cash Fund                                                                        3,096,186
          2,425,126  Vanguard Prime Money Market Fund                                                            2,425,126
          1,150,805  Zurich Yield Wise Government
                     Money Fund                                                                                  1,150,805
                                                                                                             -------------
Total Money Market Funds
(cost $46,589,495)                                                                                            $ 46,589,495
                                                                                                             -------------


Principal
  Amount
----------

SHORT-TERM INVESTMENTS (12.61%)
     Repurchase Agreement (6.57%)(b)
         $4,330,000  Fuji Securities
                     4.60%; 5/1/01 (cost $4,330,000 ;
                     maturity value $4,330,553)                                                               $  4,330,000
                                                                                                             -------------
United States Treasury Bills (6.04%)(c)
          4,000,000  6.05%; 05/31/01 (cost $3,980,000)                                                           3,980,000
                                                                                                             -------------
Total Short-term Investments
(cost $8,310,000)                                                                                                8,310,000
                                                                                                             -------------
Total Investments
(cost $66,527,535)(99.78%)(a)                                                                                   65,726,926

Other Assets Less Liabilities (0.22%)                                                                              145,486
                                                                                                             -------------
Net Assets (100.00%)                                                                                          $ 65,872,412
                                                                                                             =============

(a) Aggregate cost for federal income tax purposes is $66,527,535.
    At April 30, 2001 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                      $   453,860
    Gross unrealized depreciation                                       (1,254,469)
                                                                     -------------
    Net unrealized depreciation                                        $  (800,609)
                                                                     =============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $4,422,010 which exceeds the value of the repurchase agreement.
    It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily.
    If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.


(c) At April 30, 2001, the market value of $3,980,000 of the U.S. Treasury
    Bills was pledged to cover margin requirements for futures contracts.

    Futures contracts at April 30, 2001:
    (Contracts/delivery month/commitment)

                                                                      Unrealized
                                                                     Depreciation
                                                                    --------------
    NASDAQ 100 Stock Index
    ($100 times premium)
    6/Jun/Sell                                                         $   (91,100)
    Dow Jones 2000 Stock Index
    ($10 times premium)
    13/Jun/Sell                                                           (161,030)
    S&P 400 MidCap Stock Index
    ($500 times premium)
    4/Jun/Sell                                                            (105,750)
    Russell 2000 Stock Index
    ($500 times premium)
    24/Jun/Sell                                                           (524,900)
    S&P 500 Stock Index
    ($250 times premium)
    2/Jun/Sell                                                             (56,950)
                                                                     -------------
                                                                       $  (939,730)
                                                                     =============

See accompanying notes to financial statements




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[RIGHTIME LOGO]                                                                                             April 30, 2001
Rightime                                                                                                       (Unaudited)
Family of Funds
                                                                                               The Rightime Blue Chip Fund
                                                                                                  Portfolio of Investments
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Value
Shares                                                                                                          (Note 1)
-------                                                                                                     --------------

COMMON STOCK (88.44%)
INDUSTRIALS (66.54%)
Aerospace/Defense (1.14%)
              9,406  Boeing Co.                                                                               $    581,291
              2,246  General Dynamics Corp.                                                                        173,122
              4,857  Lockheed Martin Corp.                                                                         170,772
                959  Northrop Grumman Corp.                                                                         86,550
              3,844  Raytheon Co. Class B                                                                          113,513
              2,054  Rockwell International Corp.                                                                   92,492
              5,306  United Technologies Corp.                                                                     414,292
                                                                                                             -------------
                                                                                                                 1,632,032
                                                                                                             -------------
Aluminum (0.39%)
              3,584  Alcan Aluminium Ltd.                                                                          159,488
              9,750  Alcoa Inc.                                                                                    403,650
                                                                                                             -------------
                                                                                                                   563,138
                                                                                                             -------------
Auto Parts After Market (0.12%)
                822  Cooper Tire & Rubber Co.                                                                        9,897
              1,950  Genuine Parts Co.                                                                              52,650
              1,789  Goodyear Tire & Rubber Co.                                                                     44,242
                992  ITT Industries, Inc.                                                                           43,717
              1,475  Visteon Corp.                                                                                  24,382
                                                                                                             -------------
                                                                                                                   174,888
                                                                                                             -------------
Automobiles (0.68%)
             20,898  Ford Motor Co.                                                                                616,073
              6,180  General Motors Corp.                                                                          338,726
                                                                                                             -------------
                                                                                                                   954,799
                                                                                                             -------------
Beverages (Alcoholic) (0.33%)
                416  Adolph Coors Co. Class B                                                                       21,632
             10,168  Anheuser-Busch Co., Inc.                                                                      406,618
                771  Brown-Forman Corp. Class B                                                                     46,877
                                                                                                             -------------
                                                                                                                   475,127
                                                                                                             -------------
Beverages (Soft Drinks) (1.41%)
             28,033  Coca-Cola Co.                                                                               1,294,844
             16,273  PepsiCo, Inc.                                                                                 712,920
                                                                                                             -------------
                                                                                                                 2,007,764
                                                                                                             -------------
Biotechnology (0.65%)
             11,740  Amgen, Inc.*                                                                                  717,784
              2,377  Applera Corp-Applied
                     BiosyStems                                                                                     76,207
              1,667  Biogen, Inc.*                                                                                 107,788
              1,296  Quintiles Transnational Corp.*                                                                 26,633
                                                                                                             -------------
                                                                                                                   928,412
                                                                                                             -------------
Broadcast Media (1.37%)
              6,591  Clear Channel Communications*                                                                 367,778
             10,587  Comcast Corp. Class A Special                                                                 464,875
              2,327  Univision Communications Inc.*                                                                101,713
             19,663  Viacom International Class B*                                                               1,023,656
                                                                                                             -------------
                                                                                                                 1,958,022
                                                                                                             -------------
Building Materials (0.11%)
              5,030  Masco Corp.                                                                                   115,690
              1,812  Sherwin-Williams Co.                                                                           38,016
                                                                                                             -------------
                                                                                                                   153,706
                                                                                                             -------------
Chemicals (0.89%)
              2,582  Air Products & Chemicals, Inc.                                                                111,000
             10,101  Dow Chemical Co.                                                                              337,878
             11,757  E.I. du Pont de Nemours & Co.                                                                 531,299
                867  Eastman Chemical                                                                               46,159
              1,159  Goodrich (B.F.) Co.                                                                            45,665
                568  Great Lakes Chemical Corp.                                                                     17,852
              1,213  Hercules, Inc.                                                                                 14,495
              1,788  Praxair, Inc.                                                                                  84,626
              2,475  Rohm & Haas Co.                                                                                85,066
                                                                                                             -------------
                                                                                                                 1,274,040
                                                                                                             -------------
Chemicals (Diversified) (0.16%)
              1,244  Avery Dennison Corp.                                                                           69,751
              1,442  Engelhard Corp.                                                                                37,074
                344  FMC Corp.*                                                                                     24,661
              1,897  PPG Industries, Inc.                                                                          100,826
                                                                                                             -------------
                                                                                                                   232,312
                                                                                                             -------------
Commercial Services (0.33%)
              1,903  Cintas Corp.                                                                                   83,370
              1,937  Convergys Corp.*                                                                               70,700
              1,430  Ecolab, Inc.                                                                                   54,097
              1,398  Fiserv, Inc.*                                                                                  77,365
                461  National Service Industries, Inc.                                                              11,110
              1,996  Omnicom Group Inc.                                                                            175,349
                                                                                                             -------------
                                                                                                                   471,991
                                                                                                             -------------
Communication (Equipment/Manufacturers) (3.34%)
              8,757  ADC Telecommunications, Inc.*                                                                  65,765
                919  Andrew Corp.*                                                                                  16,101
              3,182  AVAYA Inc.*                                                                                    47,062
             82,021  Cisco Systems, Inc.*                                                                        1,392,717
             10,367  Corning, Inc.                                                                                 227,763
             14,722  JDS Uniphase Corp.                                                                            314,756
             38,371  Lucent Technologies, Inc.                                                                     384,094
              2,202  Molex, Inc.                                                                                    88,939
              8,584  Nextel Communications*                                                                        139,490
             35,867  Northern Telecom Ltd.                                                                         548,765
              8,493  Qualcomm, Inc.*                                                                               487,158
             18,667  Qwest Communications, Intl.*                                                                  763,480
              1,820  Scientific-Atlanta, Inc.                                                                      105,069
              4,629  Tellabs, Inc.*                                                                                162,524
              4,480  Williams Communications Group                                                                  20,252
                                                                                                             -------------
                                                                                                                 4,763,935
                                                                                                             -------------
Computer Hardware (1.34%)
              3,367  Applied Micro Circuits Corp*                                                                   87,609
             29,158  Dell Computer*                                                                                766,564
             21,782  Hewlett-Packard Co.                                                                           619,262
              2,152  Jabil Circuit, Inc.                                                                            62,494
              1,433  Lexmark Intl.                                                                                  88,029
              3,453  Sanmina Corp.                                                                                 100,655
              7,277  Solectron Corp.*                                                                              185,200
                                                                                                             -------------
                                                                                                                 1,909,813
                                                                                                             -------------
Computer Software (6.70%)
              2,713  Adobe Systems, Inc.                                                                           121,868
              3,529  Alltel Corp.                                                                                  192,719
                636  Autodesk, Inc.                                                                                 22,171
              7,161  Automatic Data Processing, Inc.                                                               388,484
              2,747  BMC Software, Inc.*                                                                            66,450
              3,020  Broadvision Inc.*                                                                              19,298
              6,494  Computer Associates
                     International, Inc.                                                                           209,042
              1,902  Computer Sciences Corp.*                                                                       67,768
              4,152  Compuware Corp.*                                                                               42,683
              5,270  Electronic Data Systems                                                                       339,915
             24,665  EMC Corp.*                                                                                    976,734
              4,453  First Data Corp.                                                                              300,310
              3,309  IMS Health, Inc.                                                                               90,832
              2,334  Intuit, Inc.*                                                                                  74,781
                911  Mercury Interactive Corp                                                                       60,263
             60,140  Microsoft Corp.*                                                                            4,074,485
              1,080  NCR Corporation                                                                                50,771
              3,618  Network Appliance                                                                              82,310
              3,591  Novell, Inc.*                                                                                  17,165
             62,966  Oracle Corp.*                                                                               1,017,531
              6,377  Palm Inc.*                                                                                     51,080
              2,999  Parametric Technology Corp.*                                                                   34,189
              3,217  Peoplesoft, Inc.                                                                              119,158
              1,369  Sapient Corporation                                                                            18,413
              4,843  Siebel Systems*                                                                               220,744
             36,743  Sun Microsystems, Inc.*                                                                       629,040
              4,605  Veritas Software Corp.                                                                        274,504
                                                                                                             -------------
                                                                                                                 9,562,708
                                                                                                             -------------
Computer Systems (2.43%)
              1,112  Adaptec, Inc.                                                                                  12,499
              3,899  Apple Computer, Inc.*                                                                          99,386
              2,084  Cabletron Systems, Inc.*                                                                       32,677
              2,088  Citrix Systems *                                                                               59,299
             19,041  COMPAQ Computer Corp.                                                                         333,218
              1,872  Comverse Technology, Inc.*                                                                    128,232
              2,435  Concord EFS, Inc.*                                                                            113,349
              3,639  Gateway 2000                                                                                   69,141
             19,775  International Business
                     Machines Corp.                                                                              2,276,894
              6,689  Micron Technology Inc.*                                                                       303,547
              3,558  Unisys Corp.*                                                                                  42,838
                                                                                                             -------------
                                                                                                                 3,471,080
                                                                                                             -------------
Conglomerates (6.56%)
                907  Allegheny Technologies Inc.                                                                    16,544
             48,775  AOL Time Warner*                                                                            2,463,138
              5,603  El Paso Energy Corp.                                                                          385,486
            111,691  General Electric Co.                                                                        5,420,364
              8,989  Honeywell International Inc.                                                                  439,382
              4,465  Minnesota Mining &
                     Manufacturing Co.                                                                             531,380
              1,780  Pactiv Corporation                                                                             24,884
              1,604  Textron, Inc.                                                                                  85,044
                                                                                                             -------------
                                                                                                                 9,366,222
                                                                                                             -------------
Containers (0.05%)
                318  Ball Corp.                                                                                     14,628
                598  Bemis Co., Inc.                                                                                22,491
                555  Temple-Inland Inc.                                                                             28,305
                                                                                                             -------------
                                                                                                                    65,424
                                                                                                             -------------
Cosmetics (0.35%)
                636  Alberto-Culver Co. Class B                                                                     25,911
              2,681  Avon Products, Inc.                                                                           113,460
             11,873  Gillette Co.                                                                                  336,718
              1,101  International Flavors &
                     Fragrances, Inc.                                                                               27,217
                                                                                                             -------------
                                                                                                                   503,306
                                                                                                             -------------
Electrical Components & Other Equipment (0.18%)
              3,642  Maxim Integrated Products, Inc.*                                                              186,106
              2,476  Symbol Technologies, Inc.*                                                                     78,010
                                                                                                             -------------
                                                                                                                   264,116
                                                                                                             -------------
Electrical Equipment (0.26%)
              4,836  Emerson Electric Co.                                                                          322,319
                652  Thomas & Betts Corp.                                                                           13,477
              1,061  W.W. Grainger, Inc.                                                                            41,146
                                                                                                             -------------
                                                                                                                   376,942
                                                                                                             -------------
Electronics (Instrumentation) (0.18%)
              5,142  Agilent Technologies*                                                                         200,589
                563  Perkinelmer Inc.                                                                               37,670
              1,065  Tektronix, Inc.                                                                                25,773
                                                                                                             -------------
                                                                                                                   264,032
                                                                                                             -------------
Electronics (Semiconductors) (3.79%)
              3,532  Advanced Micro Devices, Inc.*                                                                 109,492
              4,467  Altera Corp.*                                                                                 112,970
              4,056  Analog Devices, Inc.*                                                                         191,889
              9,121  Applied Materials, Inc.*                                                                      498,007
              2,752  Broadcom Corp - Class A*                                                                      114,373
              2,739  Conexant Systems Inc.*                                                                         29,444
             75,858  Intel Corp.                                                                                 2,344,771
              2,079  KLA Instruments Corp.*                                                                        114,262
              3,569  Linear Technology Corp.                                                                       171,455
              3,600  LSI Logic Corp.*                                                                               73,692
             24,618  Motorola, Inc.                                                                                382,810
              1,964  National Semiconductor Corp.*                                                                  56,563
              1,587  Novellus Systems, Inc.                                                                         87,523
              1,040  Qlogic Corp*                                                                                   44,606
              1,967  Teradyne, Inc.*                                                                                77,696
             19,548  Texas Instruments, Inc.                                                                       756,508
              2,140  Vitesse Semiconductor Corp.*                                                                   72,546
              3,720  Xilinx, Inc.*                                                                                 176,588
                                                                                                             -------------
                                                                                                                 5,415,195
                                                                                                             -------------
Entertainment (0.65%)
              6,593  Carnival Corp.                                                                                174,714
              1,316  Harrah's Entertainment, Inc.*                                                                  45,402
             23,449  Walt Disney Co.                                                                               709,332
                                                                                                             -------------
                                                                                                                   929,448
                                                                                                             -------------
Food Wholesalers (0.16%)
              1,492  SuperValu Inc.                                                                                 20,396
              7,620  Sysco Corp.                                                                                   214,274
                                                                                                             -------------
                                                                                                                   234,670
                                                                                                             -------------
Foods (1.04%)
              7,141  Archer-Daniels-Midland Co.                                                                     85,049
              4,737  Campbell Soup Co.                                                                             144,194
              4,711  Coca-Cola Enterprises, Inc.                                                                    85,410
              6,048  ConAgra, Inc.                                                                                 125,859
              3,201  General Mills, Inc.                                                                           126,151
              3,918  H.J. Heinz Co.                                                                                153,390
              1,535  Hershey Foods Corp.                                                                            92,729
              4,570  Kellogg Co.                                                                                   116,535
              1,487  Quaker Oats Co.                                                                               144,239
              3,490  Ralston-Purina Group                                                                          106,061
              8,855  Sara Lee Corp.                                                                                176,303
              2,546  Wrigley, (Wm.) Jr.                                                                            122,997
                                                                                                             -------------
                                                                                                                 1,478,917
                                                                                                             -------------
Gold Mining (0.08%)
              4,461  Barrick Gold Corp.                                                                             73,339
              1,672  Freeport-McMoRan Copper &
                     Gold Inc. Class B                                                                              23,676
              2,964  Homestake Mining Co.                                                                           18,466
              2,168  Newmont Mining Corp.                                                                           39,523
              3,688  Placer Dome Group, Inc.                                                                        37,323
                                                                                                             -------------
                                                                                                                   192,327
                                                                                                             -------------
Hardware & Tools (0.06%)
                910  Black & Decker Corp.*                                                                          36,273
                655  Snap-On Inc.                                                                                   18,995
                970  Stanley Works                                                                                  35,162
                                                                                                             -------------
                                                                                                                    90,430
                                                                                                             -------------
Health Care (Diversified) (3.25%)
             17,434  Abbott Laboratories, Inc.                                                                     808,589
             14,772  American Home Products Corp.                                                                  853,083
             22,040  Bristol-Myers Squibb Co.                                                                    1,234,240
             15,668  Johnson & Johnson                                                                           1,511,649
              3,605  United Healthcare Corp.                                                                       236,055
                                                                                                             -------------
                                                                                                                 4,643,616
                                                                                                             -------------
Health Care (Drugs) (5.52%)
             12,706  Eli Lilly & Co.                                                                             1,080,010
              1,986  Forest Laboratories, Inc.*                                                                    121,444
              1,903  King Pharmaceuticals Inc.*                                                                     80,173
              2,390  MedImmune Inc.*                                                                                93,568
             25,994  Merck & Co., Inc.                                                                           1,974,764
             71,115  Pfizer, Inc.                                                                                3,079,280
             14,537  Pharmacia Corp.                                                                               759,704
             16,480  Schering-Plough Corp.                                                                         635,139
              1,158  Watson Pharmaceuticals, Inc.*                                                                  57,668
                                                                                                             -------------
                                                                                                                 7,881,750
                                                                                                             -------------
Health Care (Miscellaneous) (0.42%)
              2,669  ALZA Corp.*                                                                                   122,027
              4,740  Cardinal Health, Inc.                                                                         319,476
              1,159  HCR Manor Care                                                                                 26,889
              4,353  HEALTHSOUTH Corp.*                                                                             61,160
                705  Wellpoint Health Networks                                                                      69,266
                                                                                                             -------------
                                                                                                                   598,818
                                                                                                             -------------
Heavy Duty Trucks & Parts (0.12%)
                465  Cummins Engine Co., Inc.                                                                       19,251
              1,666  Dana Corp.                                                                                     32,704
                772  Eaton Corp.                                                                                    56,827
                666  Navistar International Corp.*                                                                  17,189
                863  Paccar, Inc.                                                                                   41,873
                                                                                                             -------------
                                                                                                                   167,844
                                                                                                             -------------
Homebuilding (0.05%)
                669  Centex Corp.                                                                                   28,867
                497  Kaufman & Broad Home Corp.                                                                     15,019
                459  Pulte Corp.                                                                                    21,472
                                                                                                             -------------
                                                                                                                    65,358
                                                                                                             -------------
Hospital Management Companies (0.30%)
              6,228  Columbia/HCA Healthcare Corp.                                                                 241,024
              1,912  Humana, Inc.*                                                                                  18,891
              3,617  Tenet Healthcare Corp.*                                                                       161,463
                                                                                                             -------------
                                                                                                                   421,378
                                                                                                             -------------
Hotel/Motel (0.17%)
              4,156  Hilton Hotels Corp.                                                                            45,924
              2,706  Marriott Intl (com)                                                                           124,151
              2,176  Starwood Hotels & Resorts                                                                      78,532
                                                                                                             -------------
                                                                                                                   248,607
                                                                                                             -------------
Household Furnishings & Appliances (0.05%)
                937  Maytag Corp.                                                                                   32,561
                750  Whirlpool Corp.                                                                                41,828
                                                                                                             -------------
                                                                                                                    74,389
                                                                                                             -------------
Household Products (1.22%)
              2,662  Clorox Co.                                                                                     84,731
              6,450  Colgate-Palmolive Co.                                                                         360,232
              1,743  Fortune Brands                                                                                 54,294
             14,653  Procter & Gamble Co.                                                                          879,913
              6,443  Unilever N.V. ADR                                                                             361,581
                                                                                                             -------------
                                                                                                                 1,740,751
                                                                                                             -------------
Housewares (0.07%)
              3,005  Newell Rubbermaid                                                                              81,015
                653  Tupperware Corp.                                                                               14,379
                                                                                                             -------------
                                                                                                                    95,394
                                                                                                             -------------
Machinery (Diversified) (0.30%)
              3,875  Caterpillar, Inc.                                                                             194,525
              1,054  Cooper Industries, Inc.                                                                        39,388
              2,647  Deere & Co.                                                                                   108,712
              1,809  Ingersoll-Rand Co.                                                                             85,023
                                                                                                             -------------
                                                                                                                   427,648
                                                                                                             -------------
Manufacturing (Diversified Industries) (1.17%)
                681  Crane Co.                                                                                      19,163
              1,599  Danaher Corp.                                                                                  89,560
              2,288  Dover Corp.                                                                                    89,392
              3,405  Illinois Tool Works, Inc.                                                                     215,809
                970  Johnson Controls, Inc.                                                                         70,228
                521  Millipore Corp.                                                                                29,879
              1,381  Pall Corp.                                                                                     32,412
              1,314  Parker Hannifin Corp.                                                                          61,259
                678  Timkin Co.                                                                                     11,594
             19,752  Tyco Intl Ltd.                                                                              1,054,164
                                                                                                             -------------
                                                                                                                 1,673,460
                                                                                                             -------------
Manufacturing (Specialized Industries) (0.20%)
              2,193  American Power Conversion Corp.*                                                               31,031
              3,416  Harley-Davidson, Inc.                                                                         157,443
              2,212  Leggett & Platt, Inc.                                                                          42,935
              2,029  Thermo Electron Corp.*                                                                         53,484
                                                                                                             -------------
                                                                                                                   284,893
                                                                                                             -------------
Medical Products & Supplies (1.18%)
                603  Bausch & Lomb, Inc.                                                                            25,748
              3,316  Baxter International, Inc.                                                                    302,253
              2,891  Becton, Dickinson & Co.                                                                        93,524
              2,015  Biomet, Inc.*                                                                                  86,101
              4,566  Boston Scientific Corp.*                                                                       72,508
                574  C.R. Bard, Inc.                                                                                25,262
              2,159  Chiron Corp.*                                                                                 103,654
              3,469  Guidant Corp.                                                                                 142,229
             13,543  Medtronic, Inc.                                                                               604,018
                870  Sigma Aldrich Corp.                                                                            40,055
                957  St. Jude Medical, Inc.*                                                                        54,788
              2,205  Stryker Corp.                                                                                 130,734
                                                                                                             -------------
                                                                                                                 1,680,874
                                                                                                             -------------
Metals Miscellaneous (0.08%)
                833  Fluor Corp.                                                                                    43,907
              2,047  Inco Ltd.                                                                                      37,133
                886  Phelps Dodge Corp.                                                                             39,640
                                                                                                             -------------
                                                                                                                   120,680
                                                                                                             -------------
Miscellaneous (1.19%)
              1,483  Allergan, Inc.                                                                                112,708
                710  American Greetings Corp. Class A                                                                8,172
                986  Brunswick Corp.                                                                                19,779
              8,669  Cendant Corporation*                                                                          153,788
                817  Deluxe Corp.                                                                                   21,234
              3,382  Eastman Kodak Co.                                                                             147,117
              1,028  H & R Block, Inc.                                                                              56,540
                826  Harcourt General, Inc.                                                                         45,281
              3,468  Interpublic Group of Cos., Inc.                                                               117,739
              1,064  Kerr-McGee Corp.                                                                               76,236
              2,223  Loews Corp.                                                                                   149,852
              3,213  Mckesson HBO Inc                                                                               99,089
              4,204  Paychex, Inc.                                                                                 145,290
              1,377  R.R. Donnelley & Sons Co.                                                                      38,336
              2,001  Robert Half International, Inc.*                                                               55,628
                943  Sealed Air Corp.*                                                                              36,588
              1,401  TRW, Inc.                                                                                      53,882
              5,448  Williams Cos., Inc.                                                                           229,742
              6,298  Yahoo! Inc.*                                                                                  127,094
                                                                                                             -------------
                                                                                                                 1,694,095
                                                                                                             -------------
Office Equipment & Supplies (0.15%)
              3,359  Office Depot, Inc.*                                                                            31,910
              2,841  Pitney Bowes, Inc.                                                                            108,157
              7,529  Xerox Corp.                                                                                    68,062
                                                                                                             -------------
                                                                                                                   208,129
                                                                                                             -------------
Oil (Domestic Integrated) (0.47%)
                999  Amerada Hess Corp.                                                                             87,412
                783  Ashland Inc.                                                                                   33,716
              4,165  Occidental Petroleum Corp.                                                                    125,450
              2,878  Phillips Petroleum Co.                                                                        171,529
                957  Sunoco                                                                                         36,385
              2,738  Unocal Corp.                                                                                  104,482
              3,498  USX-Marathon Group                                                                            111,796
                                                                                                             -------------
                                                                                                                   670,770
                                                                                                             -------------
Oil (Exploration & Production) (0.55%)
              2,804  Anadarko Petroleum Corp.                                                                      181,194
              1,392  Apache Corp.                                                                                   89,032
              2,434  Burlington Resources, Inc.                                                                    114,909
              1,447  Devon Energy Corporation                                                                       85,387
              1,316  EOG Resources Inc.                                                                             61,049
              1,656  Nabors Industries, Inc.*                                                                       98,731
              1,513  Noble Drilling Corp.*                                                                          73,380
              1,632  Tosco Corp.                                                                                    75,154
                                                                                                             -------------
                                                                                                                   778,836
                                                                                                             -------------
Oil (International Integrated) (4.39%)
              7,235  Chevron Corp.                                                                                 698,612
              7,026  Conoco, Inc. Class B                                                                          213,731
             39,183  Exxon Mobil Corp.                                                                           3,471,614
             24,067  Royal Dutch Petroleum Co. ADR                                                               1,432,709
              6,201  Texaco Inc.                                                                                   448,208
                                                                                                             -------------
                                                                                                                 6,264,874
                                                                                                             -------------
Oil Well Equipment & Services (0.72%)
              3,742  Baker Hughes, Inc.                                                                            147,023
              4,988  Halliburton Co.                                                                               215,531
                683  McDermott International, Inc.                                                                   8,339
              1,066  Rowan Cos., Inc.*                                                                              35,381
              6,454  Schlumberger Ltd.                                                                             427,900
              3,572  Transocean Offshore                                                                           193,888
                                                                                                             -------------
                                                                                                                 1,028,062
                                                                                                             -------------
Paper & Forest Products (0.71%)
                645  Boise Cascade Corp.                                                                            22,562
              2,544  Georgia-Pacific Corp.                                                                          82,705
              5,427  International Paper Co.                                                                       212,630
              6,019  Kimberly-Clark Corp.                                                                          357,529
              1,179  Louisiana-Pacific Corp.                                                                        14,443
              1,115  Mead Corp.                                                                                     31,443
                320  Potlatch Corp.                                                                                 11,216
              1,137  Vulcan Materials Co.                                                                           52,564
              1,132  Westvaco Corp.                                                                                 29,862
              2,447  Weyerhaeuser Co.                                                                              138,329
              1,232  Williamette Industries                                                                         59,937
                                                                                                             -------------
                                                                                                                 1,013,220
                                                                                                             -------------
Publishing (0.16%)
              2,203  McGraw-Hill Cos.                                                                              142,710
                563  Meredith Corp.                                                                                 21,248
              1,832  Moody's Corp.                                                                                  57,525
                                                                                                             -------------
                                                                                                                   221,483
                                                                                                             -------------
Publishing (Newspapers) (0.36%)
                985  Dow Jones & Co., Inc.                                                                          53,456
              2,972  Gannett Co., Inc.                                                                             191,843
                827  Knight-Ridder, Inc.                                                                            44,782
              1,828  New York Times Co. Class A                                                                     75,003
              3,409  Tribune Co.                                                                                   143,655
                                                                                                             -------------
                                                                                                                   508,739
                                                                                                             -------------
Restaurants (0.39%)
              1,352  Darden Restaurants, Inc.*                                                                      36,923
             14,782  McDonald's Corp.                                                                              406,505
              1,648  Tricon Global Restaurants *                                                                    73,863
              1,285  Wendy's International, Inc.                                                                    32,549
                                                                                                             -------------
                                                                                                                   549,840
                                                                                                             -------------
Retail Stores (Department) (0.23%)
                991  Dillard's, Inc.                                                                                16,788
              2,240  Federated Department Stores*                                                                   96,275
              2,960  J.C. Penney Co., Inc.                                                                          59,970
              3,355  May Department Stores Co.                                                                     124,974
              1,513  Nordstrom, Inc.                                                                                27,824
                                                                                                             -------------
                                                                                                                   325,831
                                                                                                             -------------
Retail Stores (Drugs) (0.35%)
                420  Longs Drug Stores, Inc.                                                                        12,453
             11,448  Walgreen Co.                                                                                  489,745
                                                                                                             -------------
                                                                                                                   502,198
                                                                                                             -------------
Retail Stores (Food Chains) (0.50%)
              4,614  Albertson's, Inc.                                                                             154,108
              9,225  Kroger Co.*                                                                                   208,393
              5,648  Safeway, Inc.                                                                                 306,686
              1,583  Winn Dixie Stores, Inc.                                                                        49,975
                                                                                                             -------------
                                                                                                                   719,162
                                                                                                             -------------
Retail Stores (General Merchandise) (2.25%)
              1,260  Consolidated Stores, Inc.*                                                                     13,860
              5,455  Kmart Corp. *                                                                                  54,550
              3,767  Sears, Roebuck & Co.                                                                          138,814
             10,097  Target Corp.                                                                                  388,230
             50,347  Wal-Mart Stores, Inc.                                                                       2,604,954
                                                                                                             -------------
                                                                                                                 3,200,408
                                                                                                             -------------
Retail Stores (Specialty - Apparel) (0.31%)
              9,578  Gap, Inc.                                                                                     265,406
              4,797  Limited, Inc.                                                                                  81,165
              3,150  TJX Cos., Inc.                                                                                 98,690
                                                                                                             -------------
                                                                                                                   445,261
                                                                                                             -------------
Retail Stores (Specialty) (2.08%)
              1,283  AutoZone, Inc.*                                                                                40,209
              3,219  Bed Bath & Beyond, Inc.*                                                                       91,162
              2,343  Best Buy, Inc.*                                                                               128,982
              2,319  Circuit City Stores, Inc.                                                                      34,901
              5,050  Costco Companies*                                                                             176,396
              4,415  CVS Corporation                                                                               260,264
              6,306  Delphi Automotive Systems                                                                      93,959
              3,727  Dollar General Corp.                                                                           61,496
             26,106  Home Depot, Inc.                                                                            1,229,593
              3,738  Kohls Corp.*                                                                                  228,242
              4,316  Lowes Cos., Inc.                                                                              271,908
              5,107  Staples, Inc.*                                                                                 83,091
              4,270  Starbucks Corp.*                                                                               82,624
              2,097  Tandy Corp.                                                                                    64,231
              1,646  Tiffany & Co.                                                                                  53,363
              2,224  Toys R Us, Inc.*                                                                               55,155
                                                                                                             -------------
                                                                                                                 2,955,576
                                                                                                             -------------
Shoes (0.10%)
              3,040  Nike, Inc. Class B                                                                            127,102
                647  Reebok International Ltd.*                                                                     16,583
                                                                                                             -------------
                                                                                                                   143,685
                                                                                                             -------------
Steel (0.05%)
                879  Nucor Corp.                                                                                    44,592
              1,003  USX-U.S. Steel Group                                                                           18,465
                959  Worthington Industries, Inc.                                                                   11,460
                                                                                                             -------------
                                                                                                                    74,517
                                                                                                             -------------
Telecommunications (Long Distance) (1.54%)
             42,380  AT&T Corp.                                                                                    944,226
              2,989  Citizens Communications*                                                                       34,374
              9,980  Global Crossing Ltd.*                                                                         125,049
             32,454  MCI WorldCom, Inc.*                                                                           592,286
              9,967  Sprint Corp.                                                                                  213,094
             10,509  Sprint Corp. (PCS Group)*                                                                     269,346
                                                                                                             -------------
                                                                                                                 2,178,375
                                                                                                             -------------
Textile (Apparel Manufacturers) (0.06%)
                585  Liz Claiborne, Inc.                                                                            28,759
              1,281  VF Corp.                                                                                       51,996
                                                                                                             -------------
                                                                                                                    80,755
                                                                                                             -------------
Tobacco (0.92%)
             25,062  Philip Morris Cos., Inc.                                                                    1,255,857
              1,838  UST Inc.                                                                                       55,324
                                                                                                             -------------
                                                                                                                 1,311,181
                                                                                                             -------------
Toys (0.07%)
              1,942  Hasbro, Inc.                                                                                   23,790
              4,812  Mattel, Inc.                                                                                   77,714
                                                                                                             -------------
                                                                                                                   101,504
                                                                                                             -------------
Waste Management (0.14%)
              2,217  Allied Waste Industries, Inc.*                                                                 35,295
              7,008  Waste Management, Inc.                                                                        171,065
                                                                                                             -------------
                                                                                                                   206,360
                                                                                                             -------------
Total Industrial                                                                                                95,023,117
                                                                                                             -------------
TRANSPORTATION (0.69%)
Airlines (0.21%)
              1,699  AMR Corp.*                                                                                     64,749
              1,386  Delta Air Lines, Inc.                                                                          61,026
              8,545  Southwest Airlines Co.                                                                        155,604
                757  USAir Group, Inc.*                                                                             21,120
                                                                                                             -------------
                                                                                                                   302,499
                                                                                                             -------------
Railroads (0.32%)
              4,424  Burlington Northern Santa Fe Corp.                                                            130,066
              2,400  CSX Corp.                                                                                      84,168
              4,332  Norfolk Southern Corp.                                                                         85,514
              2,794  Union Pacific Corp.                                                                           158,951
                                                                                                             -------------
                                                                                                                   458,699
                                                                                                             -------------
Transportation (Miscellaneous) (0.16%)
              3,342  Fedex Corp.                                                                                   140,598
                673  Ryder System, Inc.                                                                             13,332
              1,483  Sabre Holdings Corp.*                                                                          73,942
                                                                                                             -------------
                                                                                                                   227,872
                                                                                                             -------------
Total Transportation                                                                                               989,070
                                                                                                             -------------
UTILITIES (6.15%)
Electric Companies (2.72%)
              5,989  AES Corp.*                                                                                    285,496
              1,246  Allegheny Energy Inc.                                                                          63,745
              1,546  Ameren Corp.                                                                                   64,886
              3,630  American Electric Power Co., Inc.                                                             179,104
              3,364  Calpine Corporation                                                                           191,714
              1,793  CINergy Corp.                                                                                  62,181
              1,477  CMS Energy Corp.                                                                               46,230
              2,390  Consolidated Edison, Inc.                                                                      89,410
              1,832  Constellation Energy Group                                                                     87,460
              2,695  Dominion Resources                                                                            184,581
              1,608  DTE Energy Co.                                                                                 67,408
              8,638  Duke Power Co.                                                                                403,913
              3,641  Dynegy Inc.                                                                                   210,632
              3,678  Edison International                                                                           36,229
              2,511  Entergy Corp.                                                                                 101,696
              3,590  Exelon Corp.                                                                                  247,890
              2,540  Firstenergy Corp.                                                                              76,962
              1,993  FPL Group, Inc.                                                                               119,381
              1,369  GPU Inc.                                                                                       45,601
              1,518  Keyspan Corp.                                                                                  60,265
              3,817  Mirant Corp.                                                                                  155,748
              1,805  Niagara Mohawk Power Corp.                                                                     30,342
              2,296  NiSource Inc.                                                                                  68,352
              4,361  PG & E Corporation                                                                             39,118
                956  Pinnacle West Capital Corp.                                                                    47,982
                886  Power-One Inc.                                                                                 15,514
              1,638  PPL Corporation                                                                                90,090
              2,317  Progress Energy Inc.                                                                          102,504
              2,418  Public Service Enterprise Group Inc.                                                          112,292
              3,323  Reliant Energy Inc.                                                                           164,655
              7,619  Southern Co.                                                                                  178,208
              2,908  Texas Utilities Co.                                                                           127,836
              3,841  Xcel Energy Inc.                                                                              119,839
                                                                                                             -------------
                                                                                                                 3,877,264
                                                                                                             -------------
Natural Gas (0.50%)
              8,414  Enron Corp.                                                                                   527,726
              1,289  Kinder Morgan, Inc.                                                                            75,664
                515  Nicor, Inc.                                                                                    20,183
                329  Oneok, Inc.                                                                                    14,219
                399  Peoples Energy Corp.                                                                           15,860
              2,307  Sempra Energy                                                                                  63,835
                                                                                                             -------------
                                                                                                                   717,487
                                                                                                             -------------
Telephone (2.93%)
             21,105  BellSouth Corp.                                                                               885,566
              1,587  Century Tel, Inc.                                                                              43,135
             38,154  SBC Communications Inc.                                                                     1,573,852
             30,456  Verizon Communications                                                                      1,677,212
                                                                                                             -------------
                                                                                                                 4,179,765
                                                                                                             -------------
Total Utilities                                                                                                  8,774,516
                                                                                                             -------------
FINANCIAL (15.06%)
Banks (1.06%)
              8,347  Bank of New York, Inc.                                                                        419,019
              2,345  Charter One Financial                                                                          68,708
              1,998  Comerica, Inc.                                                                                102,757
              6,403  Fifth Third Bancorp                                                                           344,220
              2,500  Northern Trust Corp.                                                                          162,575
              2,726  Regions Financial Corp.                                                                        83,007
              1,908  Southtrust Corp.                                                                               90,725
              1,823  State Street Boston                                                                           189,191
              1,567  Union Planters Corp.                                                                           59,562
                                                                                                             -------------
                                                                                                                 1,519,764
                                                                                                             -------------
Brokerage (1.35%)
              1,206  Bear Stearns Co., Inc.                                                                         60,662
             15,596  Charles Schwab Corp.                                                                          308,801
              2,819  Lehman Brothers Holdings, Inc.                                                                205,082
              9,107  Merrill Lynch & Co., Inc.                                                                     561,902
             12,590  Morgan Stanley Dean Witter & Co.                                                              790,526
                                                                                                             -------------
                                                                                                                 1,926,973
                                                                                                             -------------
Financial Miscellaneous (2.66%)
             14,993  American Express Co.                                                                          636,303
              5,668  American General Corp.                                                                        247,181
              2,220  Capital One Financial Corp.                                                                   139,549
              1,313  Countrywide Credit Industries, Inc.                                                            56,026
              7,836  Federal Home Loan Mortgage Corp.                                                              515,609
             11,355  Federal National Mortgage Assn.                                                               911,352
              5,308  Household International, Inc.                                                                 339,818
              3,101  Marsh & McLennan Cos., Inc.                                                                   299,060
              1,662  MBIA, Inc.                                                                                     79,527
              9,602  MBNA Corp.                                                                                    342,311
              3,240  Synovus Financial Corp.                                                                        93,247
              1,850  USA Educational Inc.                                                                          131,535
                                                                                                             -------------
                                                                                                                 3,791,518
                                                                                                             -------------
Insurance (0.40%)
              5,978  AFLAC, Inc.                                                                                   190,100
              1,188  AMBAC, Inc.                                                                                    63,926
              2,885  Aon Corp.                                                                                      95,897
              1,814  Cincinnati Financial Corp.                                                                     69,621
              1,596  Equifax, Inc.                                                                                  52,780
                828  Progressive Corp. of Ohio                                                                      96,710
                                                                                                             -------------
                                                                                                                   569,034
                                                                                                             -------------
Investment Management (0.18%)
              2,979  Franklin Resources Corp.                                                                      130,033
              2,507  Stilwell Finacial Inc.                                                                         73,881
              1,367  T. Rowe Price                                                                                  47,517
                                                                                                             -------------
                                                                                                                   251,431
                                                                                                             -------------
Life Insurance (0.33%)
              3,669  Conseco Co., Inc.                                                                              69,821
              1,744  Jefferson-Pilot Corp.                                                                          81,375
              2,159  Lincoln National Corp.                                                                         99,659
              3,221  Providian Financial Corp.                                                                     171,679
              1,422  Torchmark Corp.                                                                                53,880
                                                                                                             -------------
                                                                                                                   476,414
                                                                                                             -------------
Major Regional Banks (2.47%)
              4,228  Amsouth Bancorp                                                                                72,510
              4,529  BB&T Corp.                                                                                    160,417
             11,042  First Union Corp.                                                                             330,929
             12,207  Fleet Boston Corp.                                                                            468,383
              2,831  Huntington Bancshares Inc.                                                                     42,663
              4,798  KeyCorp                                                                                       111,218
              5,500  Mellon Financial Corp.                                                                        225,115
              6,867  National City Corp.                                                                           186,851
              3,264  PNC Bank Corp.                                                                                212,388
              3,339  SunTrust Banks, Inc.                                                                          212,026
             21,720  U.S. Bancorp                                                                                  460,030
              2,362  Wachovia Corp.                                                                                143,610
             19,267  Wells Fargo Company                                                                           904,971
                                                                                                             -------------
                                                                                                                 3,531,111
                                                                                                             -------------
Money Center Banks (1.78%)
             13,032  Banc One Corp.                                                                                492,219
             18,346  Bank Of America                                                                             1,027,376
             21,444  JP Morgan Chase & Co.                                                                       1,028,883
                                                                                                             -------------
                                                                                                                 2,548,478
                                                                                                             -------------
Multi-Line Insurance (4.28%)
              1,620  AETNA Inc.                                                                                     45,668
              8,242  Allstate Corp.                                                                                344,104
             26,237  American International Group, Inc.                                                          2,146,187
              2,953  C.I.T Group Inc.-A                                                                            108,375
              1,730  CIGNA Corp.                                                                                   184,591
             56,609  Citigroup, Inc.                                                                             2,782,332
              2,663  ITT Hartford Group, Inc.                                                                      165,372
              8,619  Metlife Inc.                                                                                  249,951
              2,714  Unumprovident Corp.                                                                            81,176
                                                                                                             -------------
                                                                                                                 6,107,756
                                                                                                             -------------
Property-Casualty Insurance (0.25%)
              1,970  Chubb Corp.                                                                                   131,498
              1,132  MGIC Investment Corp.                                                                          73,569
              1,441  SAFECO Corp.                                                                                   38,475
              2,455  St. Paul Cos., Inc.                                                                           110,720
                                                                                                             -------------
                                                                                                                   354,262
                                                                                                             -------------
Savings & Loans Companies (0.30%)
              1,783  Golden West Financial Corp.                                                                   104,662
              6,557  Washington Mutual Inc.                                                                        327,391
                                                                                                             -------------
                                                                                                                   432,053
                                                                                                             -------------
Total Financial                                                                                                 21,508,794
                                                                                                             -------------
Total Common Stock
(cost $85,058,968)                                                                                             126,295,497
                                                                                                             -------------


Principal
  Amount
----------

SHORT-TERM INVESTMENTS, (11.52%)
Repurchase Agreement, (5.95%)(b)
         $8,494,000  Fuji Securities
                     4.60%; 05/1/01 (cost $8,494,000;
                     maturity value $8,495,085)                                                              $   8,494,000
United States Treasury Bill (5.57%)(c)
          8,000,000  6.05%; 05/31/01 (cost $7,960,000)                                                           7,960,000
                                                                                                             -------------
Total Short-term Investments
(cost $16,454,000)                                                                                              16,454,000
                                                                                                             -------------
Total Investments (cost $101,512,968)(a)
(99.96%)(a)                                                                                                    142,749,497
                                                                                                             -------------
Assets Less Other Liabilities (0.04%)                                                                               53,143
                                                                                                             -------------
Net Assets (100.00%)                                                                                         $ 142,802,640
                                                                                                             =============

*Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $101,512,968.
    At April 30, 2001 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                      $50,910,552
    Gross unrealized depreciation                       (9,674,023)
                                                     -------------
    Net unrealized appreciation                        $41,236,529
                                                     =============


(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $8,674,492 which exceeds the value of the repurchase agreement.
    It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity.The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained.The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.


(c) At April 30, 2001, the market value of $7,960,000 of the U.S. Treasury
    Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at April 30, 2001:
    (Contracts-$250 times premium/
    delivery month/commitment)

                                                                         Unrealized
                                                                        Depreciation
                                                                      --------------
    S&P 500 Stock Index
    400/Jun/Sell                                                        $(12,940,141)
                                                                       =============

See accompanying notes to financial statements





Family of Funds
[RIGHTIME LOGO]                                                                                             April 30, 2001
Rightime                                                                                                       (Unaudited)
Family of Funds
                                                                                                     The Rightime OTC Fund
                                                                                                  Portfolio of Investments
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Value
Shares                                                                                                          (Note 1)
-------                                                                                                     --------------

COMMON STOCK (54.15%)
Biotechnology (5.40%)
                118  Abgenix Inc.*                                                                          $       4,425
                728  Amgen Inc.*                                                                                   44,510
                275  Biogen Inc.*                                                                                  17,782
                363  Biomet, Inc.*                                                                                 15,511
                405  Chiron Corp.*                                                                                 19,444
                165  Genzyme Corp.*                                                                                17,980
                237  IDEC Pharmaceuticals Corp.*                                                                   11,660
              1,120  Immunex Corp.*                                                                                17,091
                184  Human Genonme Sciences Inc.*                                                                  11,818
                341  Medimmune*                                                                                    13,350
                353  Millennium Pharmaceuticals*                                                                   13,132
                                                                                                            -------------
                                                                                                                  186,703
                                                                                                            -------------
Broadcast Media (1.65%)
                216  Adelphia Communications*                                                                       7,854
                647  Comcast Corp. Cl. A*                                                                          28,409
                158  TMP Worldwide Inc.*                                                                            7,622
                527  USA Networks*                                                                                 13,201
                                                                                                            -------------
                                                                                                                   57,086
                                                                                                            -------------
Communication (Equipment/Manufacturers) (8.27%)
              1,452  ADC Telecommunications*                                                                       10,905
                519  Applied Micro Circuits Corp.*                                                                 13,504
                515  Ciena Corp.*                                                                                  28,356
              3,881  Cisco Systems*                                                                                65,899
              1,612  Ericsson Telephone ADR                                                                        10,365
              1,938  JDS Uniphase Corp.*                                                                           41,435
                316  Juniper Networks*                                                                             18,653
                799  Metromedia Fiber Network Cl. A*                                                                4,067
              1,365  Qualcomm Inc.*                                                                                78,296
                225  Realnetworks Inc.*                                                                             2,070
                354  Tellabs Inc.*                                                                                 12,429
                                                                                                            -------------
                                                                                                                  285,979
                                                                                                            -------------
Computer Hardware (3.29%)
                685  Apple Computer, Inc.*                                                                         17,461
                315  Brocade Communications*                                                                       11,967
                333  Citrix Systems*                                                                                9,457
                259  Comverse Technology*                                                                          17,742
              1,456  Dell Computer Corp.*                                                                          38,278
                150  Microchip Tech.*                                                                               4,340
                492  Sanmina Corp.*                                                                                14,341
                                                                                                            -------------
                                                                                                                  113,586
                                                                                                            -------------
Computer Software (16.21%)
                356  Adobe Systems                                                                                 15,992
                533  BEA Systems Inc.*                                                                             21,773
                442  Broadvision Inc.*                                                                              2,824
                347  Check Point Software Tech.*                                                                   21,767
                341  Compuware Corp.*                                                                               3,505
                369  Concord EFS*                                                                                  17,177
                202  Electronic Arts*                                                                              11,437
                694  Exodus Communications Inc.*                                                                    6,662
                158  Inktomi Corp.*                                                                                 1,158
                393  Intuit Inc.*                                                                                  12,592
                658  I2 Technologies Inc.*                                                                         11,456
                130  Mercury Interactive Corp.*                                                                     8,600
              2,775  Microsoft Corp.*                                                                             188,006
                500  Network Appliance*                                                                            11,375
                595  Novell Inc.*                                                                                   2,844
              3,529  Oracle Corp.*                                                                                 57,029
                810  Palm Inc.*                                                                                     6,488
                559  Parametric Technology*                                                                         6,373
                610  Peoplesoft Inc.*                                                                              22,595
                299  Rational Software*                                                                             7,239
                761  Siebel Systems*                                                                               34,686
              2,142  Sun Microsystems*                                                                             36,671
                269  3Com Corp.*                                                                                    1,754
                282  Verisign Inc. *                                                                               14,461
                605  Veritas Software Corp.*                                                                       36,064
                                                                                                            -------------
                                                                                                                  560,528
                                                                                                            -------------
Electronics (Semiconducters) (10.14%)
                843  Altera Corp.*                                                                                 21,319
                634  Applied Materials*                                                                            34,616
                529  Atmel Corp.*                                                                                   7,348
                211  Broadcom Corp.*                                                                                8,769
                405  Conexant Systems Inc.*                                                                         4,354
              3,563  Intel Corp.                                                                                  110,132
                341  KLA-Tencor Corp.*                                                                             18,741
                640  Linear Technology Corp.                                                                       30,746
                602  Maxim Integrated Products*                                                                    30,762
                147  Molex Inc.                                                                                     5,937
                200  Novellus Systems Inc.*                                                                        11,030
                267  PMC - Sierra Inc.*                                                                            11,121
                141  Qlogic Corp.*                                                                                  6,047
                279  RF Micro Devices Inc.*                                                                         8,197
                294  Vitesse Semiconducter*                                                                         9,967
                661  Xilinx Inc.*                                                                                  31,378
                                                                                                            -------------
                                                                                                                  350,464
                                                                                                            -------------
Miscellaneous (4.68%)
                358  Amazon.Com Inc.*                                                                               5,649
                350  Ariba Inc.*                                                                                    2,705
                379  AT Home Corp.*                                                                                 1,436
                527  CMGI Inc.*                                                                                     1,576
                306  Cintas Corp.                                                                                  13,406
                236  CNET Networks Inc.*                                                                            2,896
                302  EBAY Inc.*                                                                                    15,245
                367  Echostar Communications*                                                                      10,995
                234  Fiserv*                                                                                       12,950
                691  Flextronics Intl. Ltd.*                                                                       18,581
                650  Gemstar-TV Guide Intl. Inc.*                                                                  26,988
                130  Paccar                                                                                         6,308
                305  Panamsat Corp.*                                                                               11,185
                534  Paychex Inc.                                                                                  18,455
                361  Smurfit - Stone Container Corp.*                                                               5,289
                406  Yahoo! Inc.*                                                                                   8,193
                                                                                                            -------------
                                                                                                                  161,857
                                                                                                            -------------
Retail Stores (Speciality) (1.49%)
                576  Bed Bath & Beyond*                                                                            16,312
                357  Costco Companies*                                                                             12,470
                461  Staples, Inc.*                                                                                 7,501
                786  Starbucks Corp.*                                                                              15,209
                                                                                                            -------------
                                                                                                                   51,492
                                                                                                            -------------
Telecommunications (Long Distance) (3.02%)
                386  Level 3 Communications*                                                                        5,493
                734  McLeod USA Inc.-Cl.A*                                                                          6,496
              1,414  Nextel Communications*                                                                        22,978
                372  Voicestream Wireless Corp.*                                                                   39,116
              1,566  Worldcom Inc.*                                                                                28,580
                446  XO Communications*                                                                             1,753
                                                                                                            -------------
                                                                                                                  104,416
                                                                                                            -------------
Total Common Stock
(cost $2,515,426)                                                                                               1,872,111


Principal
  Amount
----------

SHORT-TERM INVESTMENT (46.06%)
Repurchase Agreement (14.35%)(b)
           $496,000  Fuji Securities
                     4.60%; 5/1/01; (cost $496,000;
                     maturity value $496,063)                                                                 $   496,000
United States Treasury Bill (31.71%)(c)
          1,100,000  6.05%; 05/31/01 (cost $1,096,365)                                                          1,096,365
                                                                                                            -------------
Total Short-term Investments
                     (cost $1,592,365)                                                                          1,592,365
                                                                                                            -------------
Total Investments (cost $4,107,791)
                     (100.21%)(a)                                                                               3,464,476
Liabilities Less Other Assets (-.21%)                                                                              (7,230)
                                                                                                            -------------
Net Assets (100.00%)                                                                                          $ 3,457,246
                                                                                                             ============
* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $4,107,791.
    At April 30, 2001 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                           $ 109,511
    Gross unrealized depreciation                            (752,826)
                                                        -------------
    Net unrealized depreciation                             $(643,315)
                                                        =============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $506,540 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At April 30, 2001, the market value of $299,009 of the U.S. Treasury
    Bills was pledged to cover margin requirements for futures contracts.

    Futures contracts at April 30, 2001
    (Contract-$100 times premium/
    delivery month/commitment)

                                                                         Unrealized
                                                                        Depreciation
                                                                      --------------
    NASDAQ 100 Stock Index
    ($100 times premium)
    10/Jun/Sell                                                         $  (214,600)
                                                                      =============

See accompanying notes to financial statements






Family of Funds
[RIGHTIME LOGO]                                                                                             April 30, 2001
Rightime                                                                                                       (Unaudited)
Family of Funds
                                                                                                  The Rightime MidCap Fund
                                                                                                  Portfolio of Investments
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Value
Shares                                                                                                          (Note 1)
-------                                                                                                     --------------

COMMON STOCK (94.55%)
INDUSTRIALS (69.31%)
Aerospace/Defense (0.26%)
              2,579  Precision Castparts Corp.                                                                $     96,351
                541  Sequa Corp. Class A*                                                                           25,211
                                                                                                             -------------
                                                                                                                   121,562
                                                                                                             -------------
Auto Parts After Market (0.46%)
              1,080  Bandag, Inc.                                                                                   32,368
              1,648  SPX Corp.                                                                                     185,581
                                                                                                             -------------
                                                                                                                   217,949
                                                                                                             -------------
Auto Parts & Equipment(0.52%)
              3,699  Arvinmeritor Inc.                                                                              56,928
              1,364  Borg-Warner Automotive, Inc.                                                                   60,739
              3,445  Lear Company*                                                                                 124,020
                                                                                                             -------------
                                                                                                                   241,687
                                                                                                             -------------
Biotechnology (2.30%)
              2,800  Cor Therapeutics Inc*                                                                          86,800
              3,044  Edwards Lifesciences*                                                                          65,903
              4,497  Genzyme Corp.*                                                                                490,038
              4,868  Gilead Sciences, Inc.*                                                                        238,435
              3,333  Incyte Genomics, Inc.*                                                                         53,745
              2,232  Protein Design Labs Inc.*                                                                     143,406
                                                                                                             -------------
                                                                                                                 1,078,327
                                                                                                             -------------
Broadcast Media (1.57%)
              1,820  Chris-Craft Industries, Inc.*                                                                 129,220
              2,450  Emmis Communications*                                                                          62,524
              2,360  Entercom Communications Corp*                                                                 107,663
              5,669  Hispanic Broadcasting Corp.*                                                                  135,886
              2,575  Macrovision Corp                                                                              147,238
              5,833  Westwood One, Inc.                                                                            153,116
                                                                                                             -------------
                                                                                                                   735,647
                                                                                                             -------------
Building Materials (0.17%)
              2,133  Granite Construction Co.                                                                       54,775
              2,315  USG Corp.                                                                                      25,164
                                                                                                             -------------
                                                                                                                    79,939
                                                                                                             -------------
Chemicals & Materials (3.12%)
              1,537  A. Schulman Inc.                                                                               17,937
              3,452  Airgas, Inc.*                                                                                  30,895
              2,386  Albemarle Corp.                                                                                55,737
              3,455  Cabot Corp.                                                                                   112,322
              1,229  Cabot Microelectronics Corp*                                                                   78,681
              5,935  Crompton Corporation                                                                           60,122
              2,111  Cytec Industries, Inc.*                                                                        69,051
              1,806  Ferro Corp.                                                                                    37,691
                735  H.B. Fuller Co.                                                                                30,385
              5,981  IMC Global Inc.                                                                                71,772
              6,489  Lam Research Corp.*                                                                           192,074
              2,764  Lubrizol Corp.                                                                                 80,958
              6,124  Lyondell Petrochemical Co.                                                                     96,208
                279  NCH Corp.                                                                                      15,627
              2,351  Olin Corp.                                                                                     44,551
              5,481  RPM Inc. (Ohio)                                                                                52,289
              5,548  Solutia Inc.                                                                                   70,460
              6,661  Waters Corporation*                                                                           347,704
                                                                                                             -------------
                                                                                                                 1,464,464
                                                                                                             -------------
Commercial Services (Specialized) (2.95%)
              5,875  Apollo Group, Inc. Class A*                                                                   182,712
              1,300  Banta Corp.                                                                                    33,930
              3,625  Devry, Inc.*                                                                                  114,586
              2,180  Dycom Industries Inc                                                                           35,817
              4,666  Galileo International Inc                                                                     113,944
              3,529  Harte-Hanks, Inc.                                                                              81,202
              1,368  Jacobs Engineering Group Inc.*                                                                 90,179
              1,861  Kelly Services, Inc. Class A                                                                   43,938
              1,965  Korn / Ferry Intl*                                                                             35,370
              3,949  Manpower Inc.                                                                                 127,750
              2,464  Mastec Inc.                                                                                    36,122
              5,023  Modis Professional Services*                                                                   26,120
              1,334  NCO Group, Inc.*                                                                               36,018
              3,348  Quanta Services Inc*                                                                           86,010
              1,565  Rollins, Inc.                                                                                  29,203
              1,947  Sylvan Learning Systems*                                                                       39,368
              2,596  True North Communications                                                                      99,167
              3,662  United Rentals Inc.*                                                                           73,313
              2,826  Valassis Communications Inc                                                                    99,899
                                                                                                             -------------
                                                                                                                 1,384,648
                                                                                                             -------------
Communications Equipment (1.16%)
              2,016  Adtran Inc.*                                                                                   55,138
              4,225  Advanced Fibre Communications*                                                                 66,290
              1,976  Antec Corp.*                                                                                   16,282
              1,399  DSP Group Inc.*                                                                                30,330
              1,736  L-3 Communications Hldgs Inc.*                                                                134,106
              2,345  Plantronics*                                                                                   45,868
              3,696  Polycom*                                                                                       85,858
              3,206  Powerwave Technologies Inc*                                                                    58,253
              2,920  Price Communications Corp                                                                      52,618
                                                                                                             -------------
                                                                                                                   544,743
                                                                                                             -------------
Computer Hardware (1.46%)
              1,965  Infocus Corporation*                                                                           38,337
              3,343  Mentor Graphics Corp.*                                                                         87,954
              6,186  Microchip Technology, Inc.*                                                                   178,961
              1,895  Mips Technologies Inc.*                                                                        34,716
              7,761  Quantum Corp. - Dlt & Storage*                                                                 88,475
              3,500  Sandisk Corp*                                                                                  94,010
              5,291  Storage Technology Corp.*                                                                      67,672
              2,764  Tech Data Corp.*                                                                               96,353
                                                                                                             -------------
                                                                                                                   686,478
                                                                                                             -------------
Computer Software & Services (9.58%)
             18,414  3 Com Corp.*                                                                                  120,059
              4,596  Acxiom Corp.*                                                                                  69,721
              2,579  Affiliated Computer Services*                                                                 185,688
              2,239  Avocent Corporation*                                                                           55,729
              2,875  BISYS Group Inc.*                                                                             138,575
             11,237  Broadwing Inc.*                                                                               278,678
             12,828  Cadence Design Systems, Inc.*                                                                 265,540
              7,495  Ceridian Corp.                                                                                134,910
              3,900  Checkfree Corporation*                                                                        155,376
              2,726  CSG Systems Intl Inc*                                                                         158,680
              6,536  DST Systems, Inc.*                                                                            321,048
              6,768  Electronic Arts*                                                                              383,204
              4,471  Gartner Group, Inc. Class B*                                                                   34,784
              4,230  Henry (Jack) & Associates                                                                     119,244
             14,793  Informix Corp.*                                                                                73,965
              3,627  Keane, Inc.*                                                                                   64,379
              4,530  Lagato Systems *                                                                               59,932
              2,723  Macromedia Inc.*                                                                               61,703
              2,375  National Instruments Corp*                                                                     83,125
              7,177  Network Associates*                                                                            79,162
              3,357  Nvidia*                                                                                       279,638
              9,723  Rational Soft*                                                                                235,394
              2,467  Retek Inc.*                                                                                    71,272
              1,889  Structural Dynamics Research Corp.*                                                            31,168
              6,874  SunGard Data Systems*                                                                         379,926
              4,638  Sybase Inc.*                                                                                   73,048
              2,155  Sykes Enterprises, Inc.*                                                                       12,219
              3,178  Symantec Corp.*                                                                               205,966
              3,381  Synopsys, Inc.*                                                                               194,171
              2,800  Titan Corp*                                                                                    46,760
              1,724  Transaction Systems Architects*                                                                14,551
              3,773  Wind River Systems*                                                                           106,097
                                                                                                             -------------
                                                                                                                 4,493,712
                                                                                                             -------------
Consumer Products (1.22%)
              2,497  Blyth Industries, Inc.                                                                         57,181
              1,993  Church and Dwight, Inc.                                                                        47,812
              2,235  Coach Inc*                                                                                     72,503
              4,943  Dial Corp.                                                                                     64,506
              4,978  Energizer Holdings*                                                                           118,576
              2,637  Tootsie Roll Inds                                                                             127,516
              2,223  Valspar Corp                                                                                   68,691
              2,588  Westpoint Stevens, Inc.                                                                        16,744
                                                                                                             -------------
                                                                                                                   573,529
                                                                                                             -------------
Electrical Components & Other Equipment (3.14%)
              5,099  Arrow Electronics, Inc.*                                                                      142,772
             24,017  Atmel Corp.*                                                                                  333,596
              4,758  Avnet, Inc.                                                                                   121,377
              3,435  Cirrus Logic*                                                                                  55,853
              3,900  Gentex Corp*                                                                                  105,300
              3,160  Hubbell Inc. Class B                                                                           87,279
              2,166  Maxim Integrated Products, Inc.*                                                              110,695
              8,465  RF Micro Devices Inc.*                                                                        248,702
              4,013  Sensormatic Electronics Corp.*                                                                 58,223
              2,352  UCAR International, Inc.*                                                                      28,083
              7,193  Vishay Intertechnology, Inc.*                                                                 179,465
                                                                                                             -------------
                                                                                                                 1,471,345
                                                                                                             -------------
Electrical Equipment (1.23%)
              2,669  Commscope Inc*                                                                                 50,391
              5,423  Integrated Device Technology, Inc.*                                                           212,419
              1,730  Newport Corp                                                                                   65,325
              2,215  Sawtek Inc.*                                                                                   54,489
              7,545  SCI Systems, Inc.*                                                                            192,775
                                                                                                             -------------
                                                                                                                   575,399
                                                                                                             -------------
Electronic (Semiconductors) (2.03%)
              2,734  Credence Systems Corp.*                                                                        64,932
              6,283  Cypress Semiconductor Corp.*                                                                  141,996
              3,201  Intl. Rectifier Corp.                                                                         177,655
              5,152  Lattice Semiconductor*                                                                        126,894
              4,385  Micrel Inc.*                                                                                  148,915
              3,397  Semtech Corp                                                                                   97,732
              4,257  Transwitch Corp*                                                                               73,859
              4,070  Triquint Semiconductor Inc.*                                                                  118,152
                                                                                                             -------------
                                                                                                                   950,135
                                                                                                             -------------
Food & Beverages (2.12%)
              1,847  Bob Evans Farms, Inc.                                                                          35,093
              1,849  Dean Foods Corp.                                                                               68,413
              2,909  Dole Food Co.                                                                                  43,635
              1,467  Dreyer's Grand Ice Cream, Inc.                                                                 37,746
              7,307  Hormel Foods Corp.                                                                            150,670
              5,500  IBP, Inc.                                                                                      87,450
              3,433  Interstate Bakeries                                                                            48,165
              1,508  Lance, Inc.                                                                                    17,794
              3,564  McCormick & Co., Inc.                                                                         140,065
              7,103  Pepsiamericas, Inc.                                                                           105,480
              1,254  Smucker (J.M)                                                                                  32,805
              1,451  Suiza Foods*                                                                                   67,254
             11,728  Tyson Foods, Inc.                                                                             161,495
                                                                                                             -------------
                                                                                                                   996,065
                                                                                                             -------------
Health Care Products (Distribution)(0.54%)
              5,480  Apogent Technologies Inc.                                                                     126,040
              7,019  Bergen Brunswig Corp. Class A                                                                 128,448
                                                                                                             -------------
                                                                                                                   254,488
                                                                                                             -------------
Health Care Services (3.52%)
              2,726  Apria Healthcare*                                                                              70,794
              1,978  Express Scripts*                                                                              167,932
              2,523  First Health Group Inc.*                                                                      130,565
             12,647  Health Management Associates
                     Class A*                                                                                      226,634
              6,377  Health Net, Inc.*                                                                             137,424
              2,778  Lincare Holdings Inc.*                                                                        138,539
              4,802  Omnicare, Inc.                                                                                106,604
              4,371  Oxford Health Plan*                                                                           135,938
              1,818  Pacificare Health System*                                                                      64,339
              2,379  Quest Diagnostics*                                                                            293,093
              3,710  Quorum Health Group, Inc.*                                                                     59,842
              1,961  Trigon Health*                                                                                118,072
                                                                                                             -------------
                                                                                                                 1,649,776
                                                                                                             -------------
Homebuilding (0.51%)
              7,188  Clayton Homes Inc.                                                                            100,057
              3,211  Lennar Corp                                                                                   140,545
                                                                                                             -------------
                                                                                                                   240,602
                                                                                                             -------------
Leisure Time (Products)(0.65%)
              3,932  Callaway Golf Co.                                                                              95,390
              3,776  International Game Technology*                                                                211,192
                                                                                                             -------------
                                                                                                                   306,582
                                                                                                             -------------
Leisure Time (Services) (1.29%)
              2,766  Intl Speedway Corp. Class A                                                                   124,608
              4,070  Mandalay Resort Group*                                                                         96,703
             15,641  Park Place Entertainment*                                                                     173,928
              4,100  Six Flags Inc.*                                                                                89,954
              4,881  Viad Corp.                                                                                    121,342
                                                                                                             -------------
                                                                                                                   606,535
                                                                                                             -------------
Manufacturing (Diversified Industries) (1.67%)
              3,641  American Standard Cos., Inc.*                                                                 219,370
              1,669  Ametek Inc.                                                                                    46,081
              1,576  Carlisle Co., Inc.                                                                             58,233
              2,387  Everest Re Group Ltd                                                                          152,410
              2,586  Furniture Brands Intl.                                                                         58,625
              2,082  Harsco Corp.                                                                                   58,921
              2,043  Lancaster Colony Corp.                                                                         61,637
              2,528  Pentair, Inc.                                                                                  77,787
                995  Tecumseh Products Co. Class A                                                                  49,053
                                                                                                             -------------
                                                                                                                   782,117
                                                                                                             -------------
Manufacturing (Specialized Industries) (2.47%)
              3,105  AGCO Corp.                                                                                     27,013
              1,597  Albany International Corp.*                                                                    31,653
              2,694  Dentsply International                                                                        105,551
              3,712  Diebold, Inc.                                                                                 120,974
              2,362  Donaldson Co., Inc.                                                                            65,380
              2,360  Federal Signal Corp.                                                                           53,973
              1,949  Flowserve Corp.*                                                                               55,157
              1,851  Imation Corp.*                                                                                 42,703
              1,560  Kaydon Corp.                                                                                   39,967
              4,595  Kemet Corp*                                                                                    94,289
              1,584  Kennametal, Inc.                                                                               51,908
              1,525  Modine Manufacturing Co.                                                                       42,517
              2,769  Mohawk Industries, Inc.*                                                                       90,436
              1,681  Nordson Corp.                                                                                  45,236
              3,514  Steris Corp.*                                                                                  63,885
              1,459  Stewart & Stevenson Services, Inc.                                                             32,609
              1,991  Teleflex Inc.                                                                                  97,380
              1,970  Trinity Industries, Inc.                                                                       38,415
              1,982  York International Corp.                                                                       59,876
                                                                                                             -------------
                                                                                                                 1,158,922
                                                                                                             -------------
Medical Products & Supplies (1.74%)
              3,082  Beckman Coulter, Inc.                                                                         109,565
              3,258  Hillenbrand Industries, Inc.                                                                  164,529
              7,011  Idec Pharmaceuticals Corp*                                                                    344,941
              3,338  Minimed, Inc.*                                                                                133,320
              3,153  VISX Incorporated*                                                                             63,848
                                                                                                             -------------
                                                                                                                   816,203
                                                                                                             -------------
Miscellaneous (2.31%)
              5,108  American Water Works Co., Inc.                                                                158,348
              2,882  Catalina Marketing Corp*                                                                      100,755
              2,585  Covanta Energy Corporation*                                                                    47,822
              1,813  Gtech Holdings Corp.*                                                                          59,104
              3,603  Harris Corp.                                                                                  103,586
              2,436  Martin Marietta Materials, Inc.                                                               111,983
              1,064  Minerals Technologies, Inc.                                                                    40,804
              2,408  Ruddick Corp.                                                                                  33,206
              2,541  Sensient Technologies Corp                                                                     45,738
              3,069  Sotheby's Holdings Class A*                                                                    55,549
              3,125  Telephone & Data Systems, Inc.                                                                328,125
                                                                                                             -------------
                                                                                                                 1,085,020
                                                                                                             -------------
Office Equipment & Supplies (0.66%)
              4,099  Herman Miller, Inc.                                                                           108,828
              3,134  Hon Industries, Inc.                                                                           78,225
              3,995  Reynolds & Reynolds Class A                                                                    82,537
              2,102  Wallace Computer Services, Inc.                                                                37,626
                                                                                                             -------------
                                                                                                                   307,216
                                                                                                             -------------
Oil & Gas (3.27%)
              2,763  Cooper Cameron Corp.*                                                                         174,235
              1,670  Equitable Resources Inc                                                                       133,600
              3,051  Hanover Compressor Co.*                                                                       111,056
              2,346  Murphy Oil Corp.                                                                              192,372
              4,205  National-Oilwell Inc.*                                                                        166,308
              2,910  Noble Affiliates, Inc.                                                                        126,498
              4,092  Pennzoil-Quaker State Co.                                                                      58,147
              5,171  Pioneer Natural Resources*                                                                     98,818
              4,529  Ultramar Diamond Shamrock                                                                     204,303
              3,205  Valero Energy                                                                                 154,353
              4,842  Varco International Inc                                                                       113,206
                                                                                                             -------------
                                                                                                                 1,532,896
                                                                                                             -------------
Oil & Gas Drilling (4.40%)
              4,326  BJ Services Co.*                                                                              355,813
              7,199  ENSCO International, Inc.                                                                     280,041
              9,140  Global Marine, Inc.*                                                                          262,775
              5,651  Grant Prideco Inc.*                                                                           113,020
              2,597  Helmerich & Payne, Inc.                                                                       133,044
              2,730  Marine Drilling Co Inc.*                                                                       81,818
              8,694  Ocean Energy *                                                                                160,926
              2,626  Smith International, Inc.*                                                                    213,205
              2,903  Tidewater, Inc.                                                                               136,064
              5,655  Weatherford, Inc.                                                                             329,291
                                                                                                             -------------
                                                                                                                 2,065,997
                                                                                                             -------------
Paper/Forest Products/Containers (1.13%)
              2,612  Bowater, Inc.                                                                                 126,682
              2,692  Longview Fiber Co.                                                                             34,188
              2,207  P.H. Glatfelter Co.                                                                            31,781
              1,417  Rayonier Inc.                                                                                  62,135
              5,183  Sonoco Products                                                                               115,840
              4,164  Timber Co.                                                                                    123,296
              2,675  Wausau-Mosinee Paper Corp.                                                                     36,808
                                                                                                             -------------
                                                                                                                   530,730
                                                                                                             -------------
Pharmaceuticals (3.32%)
              2,698  Amerisource Health Corp-Cl A*                                                                 145,692
              1,675  Barr Laboratories*                                                                             97,066
              2,357  Carter-Wallace, Inc.                                                                           53,504
              2,985  Covance Inc.*                                                                                  49,103
              4,138  ICN Pharmaceuticals, Inc.                                                                     106,016
              8,263  IVAX Corp.                                                                                    330,933
             10,348  Millennium Pharmaceuticals*                                                                   384,946
              6,497  Mylan Laboratories, Inc.                                                                      173,730
              3,814  Sepracor Inc.*                                                                                100,537
              3,021  Vertex Pharmaceuticals Inc*                                                                   116,490
                                                                                                             -------------
                                                                                                                 1,558,017
                                                                                                             -------------
Publishing (Books) (0.31%)
              1,593  Houghton Mifflin Co.                                                                           72,497
              1,770  Scholastic Corp.*                                                                              73,880
                                                                                                             -------------
                                                                                                                   146,377
                                                                                                             -------------
Publishing (Newspapers) (1.69%)
              6,133  A. H. Belo Corp. Class A                                                                      108,186
              4,222  Dun & Bradstreet Corp.*                                                                       117,245
              2,286  Lee Enterprises, Inc.                                                                          71,095
              1,206  Media General, Inc. Class A                                                                    57,960
              5,483  Reader's Digest Assn.                                                                         151,605
                492  Washington Post Co. Class B                                                                   285,852
                                                                                                             -------------
                                                                                                                   791,943
                                                                                                             -------------
Restaurants (0.80%)
              5,098  Brinker International, Inc.*                                                                  146,327
              2,971  CBRL Group                                                                                     58,677
              1,338  Lone Star Steakhouse & Saloon                                                                  16,123
              4,058  Outback Steakhouse*                                                                           117,641
              1,261  Papa John's Pizza*                                                                             35,182
                                                                                                             -------------
                                                                                                                   373,950
                                                                                                             -------------
Retail Stores (General Merchandise) (1.56%)
              3,813  BJ's Wholesale Club                                                                           172,729
              5,595  Dollar Tree Stores*                                                                           117,047
              8,917  Family Dollar Stores, Inc.                                                                    227,473
              1,976  Fastenal Co.                                                                                  128,144
              2,895  Williams-Sonoma, Inc.*                                                                         87,053
                                                                                                             -------------
                                                                                                                   732,446
                                                                                                             -------------
Retail Stores (Specialty) (1.72%)
              3,340  Barnes & Noble Inc.*                                                                          106,179
              4,083  Borders Group, Inc.*                                                                           75,944
              4,555  CDW Computer Centers Inc.*                                                                    184,113
              2,670  Claire's Stores, Inc.                                                                          50,863
              1,578  Lands' End, Inc.*                                                                              46,709
              2,471  Neiman Marcus Group Inc. Class A                                                               80,307
              1,160  Payless Shoesource Inc.*                                                                       73,950
              3,822  Perrigo Co.*                                                                                   45,635
              7,362  Saks Holding *                                                                                 87,608
              1,349  Superior Industries International, Inc.                                                        54,297
                                                                                                             -------------
                                                                                                                   805,605
                                                                                                             -------------
Retail Stores (Specialty -- Apparel) (0.86%)
              5,249  Abercrombie & Fitch Co.-Cl.A*                                                                 174,792
              3,645  American Eagle Outfitters*                                                                    135,667
              4,322  Ross Stores, Inc.                                                                              94,998
                                                                                                             -------------
                                                                                                                   405,457
                                                                                                             -------------
Steel (0.25%)
              5,712  AK Steel Holding Corp.                                                                         74,085
              1,144  Carpenter Technology Corp.                                                                     29,973
              1,291  Ryerson Tull Inc.                                                                              14,124
                                                                                                             -------------
                                                                                                                   118,182
                                                                                                             -------------
Textile Specialty (0.56%)
              6,185  Jones Apparel Group, Inc.*                                                                    245,792
              2,963  Unifi, Inc.*                                                                                   17,719
                                                                                                             -------------
                                                                                                                   263,511
                                                                                                             -------------
Tobacco (0.79%)
              5,312  R.J. Reynolds Tobacco Holdings                                                                311,124
              1,471  Universal Corp.                                                                                56,928
                                                                                                             -------------
                                                                                                                   368,052
                                                                                                             -------------
Total Industrial                                                                                                32,516,253
                                                                                                             -------------
TRANSPORTATION (2.12%)
Airfreight (0.83%)
              2,553  Airborne Inc.                                                                                  23,385
              4,404  C. H. Robinson Worldwide                                                                      119,172
              2,414  EGL Inc.*                                                                                      57,236
              2,665  Expeditors Intl Wash Inc                                                                      133,330
              2,697  Pittston Services Group                                                                        57,446
                                                                                                             -------------
                                                                                                                   390,569
                                                                                                             -------------
Airlines (0.19%)
              1,378  Alaska Air Group, Inc.*                                                                        38,791
              1,986  Atlas Air Inc.*                                                                                50,444
                                                                                                             -------------
                                                                                                                    89,235
                                                                                                             -------------
Railroads (0.30%)
              2,475  GATX Corp.                                                                                     98,629
              2,561  Wisconsin Central
                     Transportation Corp.*                                                                          41,130
                                                                                                             -------------
                                                                                                                   139,759
                                                                                                             -------------
Shipping (0.43%)
              2,106  Alexander & Baldwin, Inc.                                                                      47,532
              1,587  Newport News Shipbuilding                                                                     102,600
              1,766  Overseas Shipholding Group Inc.                                                                53,510
                                                                                                             -------------
                                                                                                                   203,642
                                                                                                             -------------
Truckers (0.37%)
              2,530  CNF Transportation Inc.                                                                        77,570
              1,831  J.B. Hunt Transport Services, Inc.                                                             32,958
              3,294  Swift Transportation, Co.*                                                                     59,984
                                                                                                             -------------
                                                                                                                   170,512
                                                                                                             -------------
Total Transportation                                                                                               993,717
                                                                                                             -------------
UTILITIES (7.31%)
Electric Utilities (5.75%)
              3,869  Allete                                                                                         94,288
              4,116  Alliant Energy Corp.                                                                          128,419
              1,195  Black Hills Corp.                                                                              61,387
              1,171  Cleco Corp                                                                                     52,695
              4,626  Conectiv Inc.                                                                                 103,160
              6,884  DPL, Inc.                                                                                     213,335
              3,085  DQE, Inc.                                                                                      93,877
              6,803  Energy East Corp.                                                                             137,080
              1,699  Hawaiian Electric Industries Inc.                                                              63,169
              1,959  Idacorp, Inc.                                                                                  75,421
              3,222  Kansas City Power & Light Co.                                                                  84,094
              3,380  MDU Resources Group Inc                                                                       135,200
              5,503  Montana Power Co.                                                                              68,567
              7,745  Northeast Utilities                                                                           138,248
              2,809  NSTAR                                                                                         113,259
              4,056  OGE Energy Corp                                                                                89,435
              5,909  Potomac Electric Power Co.                                                                    129,171
              2,060  Public Service Co. of New Mexico                                                               74,428
              4,447  Puget Energy Inc.                                                                             105,572
              5,456  Scana Corp.                                                                                   153,095
              4,087  Sierra Pacific Resources                                                                       65,433
              6,540  TECO Energy, Inc.                                                                             209,215
              4,827  Utilicorp United, Inc.                                                                        170,393
              6,349  Wisconsin Energy Corp.                                                                        139,678
                                                                                                             -------------
                                                                                                                 2,698,619
                                                                                                             -------------
Gas Utilities (1.56%)
              2,823  AGL Resources Inc.                                                                             64,506
              4,700  MCN Corp.                                                                                     123,516
              2,046  National Fuel & Gas Co.                                                                       114,985
              4,174  Questar Corp.                                                                                 134,278
              3,188  Vectren Corporation                                                                            72,176
              1,580  Western Gas Resources Inc                                                                      62,821
              3,613  Western Resources                                                                              89,494
              2,419  WGL Holdings Inc                                                                               69,183
                                                                                                             -------------
                                                                                                                   730,959
                                                                                                             -------------
Total Utilities                                                                                                  3,429,578
                                                                                                             -------------
FINANCIAL (15.81%)
Banks (9.03%)
              3,570  Associated Banc-Corp.                                                                         124,700
              2,646  Astoria Financial Corp.                                                                       153,098
              7,532  Banknorth Group Inc                                                                           149,058
              2,483  City National Corp.                                                                            95,968
              6,298  Compass Bancshares, Inc.                                                                      145,736
              5,694  Dime Bancorp, Inc.                                                                            189,895
              6,756  First Tennessee National Corp.                                                                220,719
              2,405  First Virginia Banks, Inc.                                                                    105,483
              4,603  Firstmerit Corporation                                                                        113,602
              6,940  Golden State Bancorp                                                                          206,812
              2,073  Greater Bay Bancorp                                                                            56,614
              5,311  Green Point Financial Corp.                                                                   195,445
              8,283  Hibernia Corp. Class A                                                                        135,179
              3,225  Indymac Bancorp Inc*                                                                           73,852
              4,855  M & T Bank Corporation                                                                        347,375
              5,417  Marshall & Ilsley Corp.                                                                       273,342
              3,664  Mercantile Bankshares Corp.                                                                   137,583
             10,584  National Commerce Bancorp                                                                     263,647
              9,063  North Fork Bancorporation, Inc.                                                               240,623
              4,137  Pacific Century Financial Corp                                                                 92,669
              2,540  Provident Financial Group                                                                      75,743
              3,374  Roslyn Bancorp Inc                                                                             86,071
              2,520  Silicon Valley Bancshares                                                                      63,151
             11,770  Sovereign Bancorp, Inc.                                                                       124,880
              4,183  TCF Financial Corp.                                                                           159,079
              1,878  Westamerica Bancorporation                                                                     68,735
              1,684  Wilmington Trust Corp.                                                                         97,335
              4,526  Zions Bancorp.                                                                                241,191
                                                                                                             -------------
                                                                                                                 4,237,585
                                                                                                             -------------
Brokerage (0.85%)
              4,288  A.G. Edwards & Sons, Inc.                                                                     174,393
             15,624  E Trade Group*                                                                                146,866
              1,617  Investment Technology Group                                                                    78,829
                                                                                                             -------------
                                                                                                                   400,088
                                                                                                             -------------
Financial Miscellaneous (2.97%)
              3,875  Americredit Corp.*                                                                            179,645
              1,550  Investors Financial Services Corp.                                                            110,887
              2,585  Labranche & Co Inc.*                                                                           93,060
              3,176  Legg Mason, Inc.                                                                              152,035
              2,565  Neuberger Berman Inc                                                                          183,474
              3,653  Nova Corp.*                                                                                    82,777
              5,542  SEI Investments Company                                                                       222,290
              2,301  The PMI Group Inc.                                                                            147,954
              4,279  Waddell & Reed Financial-A                                                                    130,167
              2,768  Webster Financial Corp.                                                                        88,188
                                                                                                             -------------
                                                                                                                 1,390,477
                                                                                                             -------------
Insurance (2.96%)
              2,765  Allmerica Financial Corporation                                                               139,632
              3,050  American Financial Group, Inc.                                                                 81,099
              3,128  Choicepoint Inc.*                                                                             116,030
              3,950  Gallagher (Arthur J.) & Co.                                                                    99,619
              3,030  HCC Insurance Holdings Inc                                                                     85,446
              2,111  Horace Mann Educators Corp.                                                                    35,803
              2,815  Leucadia National Corp.                                                                        90,221
              2,404  Mony Group Inc                                                                                 84,525
              3,130  Ohio Casualty Corp.                                                                            29,109
              6,111  Old Republic International Corp.                                                              176,547
              2,240  Plexus Corp.                                                                                   68,813
              3,363  Protective Life Corp.                                                                         100,621
              1,940  Radian Group Inc.                                                                             150,350
              3,554  Unitrin, Inc.                                                                                 132,031
                                                                                                             -------------
                                                                                                                 1,389,846
                                                                                                             -------------
Total Financial                                                                                                  7,417,996
                                                                                                             -------------
Total Common Stock
(cost $42,664,067)                                                                                              44,357,544
                                                                                                             -------------


Principal
  Amount
----------

SHORT-TERM INVESTMENTS, (6.31%)
Repurchase Agreement, (0.58%)(b)
           $271,000  Fuji Securities
                     4.60%; 05/01/2001 (cost $271,000;
                     maturity value $271,035)                                                                     271,000
United States Treasury Bill (5.73%)(c)
          2,700,000  6.05%; 5/31/2001 (cost $2,686,500)                                                         2,686,500
Total Short-term Investments
(cost $2,957,500)                                                                                               2,957,500
                                                                                                            -------------
Total Investments (cost $45,621,567)
(100.86%)(a)                                                                                                   47,315,044
Liabilities Less Other Assets (-0.86%)                                                                           (401,592)
                                                                                                            -------------
Net Assets (100.00%)                                                                                           46,913,452
                                                                                                            =============

*Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $45,621,567.
    At April 30, 2001 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:


    Gross unrealized appreciation                          $ 9,072,250
    Gross unrealized depreciation                           (7,378,773)
                                                         -------------
    Net unrealized appreciation                            $ 1,693,477
                                                         =============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $276,759 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity.The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.


(c) At April 30, 2001, the market value of $2,686,500 of the U.S. Treasury
    Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at April 30, 2001:
    (Contracts-$500 times premium/
    delivery month/commitment)
                                                                         Unrealized
                                                                        Depreciation
                                                                      --------------
    S&P 400 MidCap Stock Index:
    172/June/Sell                                                       $(5,330,625)
                                                                      =============
See accompanying notes to financial statements





                                                                                                                Statements of
[RIGHTIME LOGO]                                                                                                    Assets and
Rightime                                                                                                          Liabilities
Family of Funds                                                                                     April 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                 The Rightime    The Rightime    The Rightime
                                                                 The Rightime      Blue Chip          OTC           MidCap
                                                                     Fund            Fund            Fund            Fund
                                                                 ------------    ------------    ------------    ------------
ASSETS
Investments in securities, at market value
(Identified cost $66,527,535;
$101,512,968; $4,107,791 and
$45,621,567 respectively) (Note1)                               $  65,726,926   $ 142,749,497    $  3,464,476   $ 47,315,044
Cash                                                                      756             448             518            829
Receivables:
Dividends and interest                                                209,741         103,582             137         27,179
Fund shares sold                                                      175,395          36,980           1,691          5,061
Variation margin                                                       13,270         520,000              --             --
Prepaid expenses and other assets                                      38,106          65,025           7,784         18,003
                                                                 ------------    ------------     -----------   ------------
Total Assets                                                       66,164,194     143,475,532       3,474,606     47,366,116
                                                                 ------------    ------------     -----------   ------------

LIABILITIES
Payables:
Variation margin                                                           --              --          40,000         94,600
Fund shares repurchased                                               335,131         770,494           2,823        383,155
Accrued expenses                                                      (43,349)        (97,602)        (25,463)       (25,090)
                                                                 ------------    ------------     -----------   ------------
Total Liabilities                                                     291,782         672,892          17,360        452,665
                                                                 ------------    ------------     -----------   ------------

NET ASSETS
(applicable to 2,605,529; 4,986,673; 240,223
and 1,859,438 outstanding shares, respectively)
(Note 4)                                                         $ 65,872,412    $142,802,640     $ 3,457,246   $ 46,913,451
                                                                 ============    ============     ===========   ============
Net asset value and redemption price per share                         $25.28          $28.64          $14.39         $25.23
                                                                       ======          ======          ======         ======
Maximum offering price per share                                       $25.28          $30.07(1)       $15.11         $26.49(1)
                                                                       ======          ======          ======         ======

NET ASSETS
At April 30, 2001 net assets consisted of:
Paid-in capital                                                 $  76,532,832   $  96,705,156    $  8,564,271    $49,789,918
Undistributed net investment income (loss)                          2,338,765        (206,941)        (16,298)       (23,078)
Undistributed net realized gain (loss) on investments             (11,258,846)     18,008,037      (4,232,812)       783,759
Net unrealized appreciation (depreciation)
of investments                                                       (800,609)     41,236,529        (643,315)     1,693,477
Net unrealized depreciation
of futures contracts                                                 (939,730)    (12,940,141)       (214,600)    (5,330,625)
                                                                 ------------    ------------     -----------   ------------
                                                                 $ 65,872,412    $142,802,640     $ 3,457,246    $46,913,451
                                                                 ============    ============     ===========   ============

(1) Net asset value, plus 4.99% of net asset value or 4.75% of offering price.



See accompanying notes to financial statements







[RIGHTIME LOGO]
Rightime                                                                                             Statement of Operations
Family of Funds                                                           For The Six Months Ended April 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 The Rightime    The Rightime    The Rightime
                                                                 The Rightime      Blue Chip         OTC            MidCap
                                                                     Fund            Fund            Fund            Fund
                                                                 ------------    ------------    ------------    ------------
INVESTMENT INCOME
Income
Dividends                                                         $   643,683    $    904,052      $      643     $  232,155
Interest                                                            1,292,694         808,521         100,740        388,645
                                                                 ------------    ------------    ------------   ------------
Total income                                                        1,936,377       1,712,573         101,383        620,800
                                                                 ------------    ------------    ------------   ------------
EXPENSES
Administrative services (Note 2)                                      375,012         744,555          22,415        239,062
Investment advisory fees (Note 2)                                     197,374         437,973          13,186        140,625
Distribution costs - 12b-1 (Notes 2 and 3)                            196,693         218,987           6,593         70,313
Distribution costs - service charge (Notes 2 and 3)                    91,114         218,987           6,593         70,312
Transfer agent fees (Note 2)                                           55,987         147,472           5,951         44,320
Legal and audit fees                                                   19,543          40,597          15,530         15,210
Accounting services (Note 2)                                           19,458          32,574           6,502         19,565
Reports to shareholders                                                10,885          21,181           1,350          6,540
Directors fees                                                          7,345          18,827             900          5,550
Custody fees                                                            7,319          19,416           2,550          6,600
Registration fees                                                       5,304           6,001           5,580          6,600
Insurance                                                               5,276          12,944             510          4,260
Miscellaneous                                                              --              --           2,869         14,920
                                                                 ------------    ------------    ------------   ------------
Total expenses                                                        991,310       1,919,514          90,529        643,877
                                                                 ------------    ------------    ------------   ------------
Net investment income (loss)                                          945,067        (206,941)         10,854        (23,077)
                                                                 ------------    ------------    ------------   ------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss)
from security transactions                                         (9,048,206)      8,106,646        (894,788)     4,039,860
Capital gain distribution from regulated
investment companies                                                1,393,782              --              --             --
Net realized gain (loss) on futures contracts                      (2,773,545)      5,701,819        (306,817)    (1,904,080)
Decrease in unrealized appreciation of investments                 (1,637,341)    (30,059,479)       (643,315)    (4,857,081)
Decrease in unrealized appreciation
of futures contracts                                                 (152,030)     (8,739,603)       (214,600)    (3,900,598)
                                                                 ------------    ------------    ------------   ------------
Net loss on investments                                           (12,217,340)    (24,990,617)     (2,059,520)    (6,621,899)
                                                                 ------------    ------------    ------------   ------------
Net decrease in net assets resulting
from operations                                                  $(11,272,273)   $(25,197,558)    $(2,048,666)   $(6,644,976)
                                                                 ============    ============    ============   ============



See accompanying notes to financial statements






[RIGHTIME LOGO]
Rightime                                                                            Statement of Changes in Net Assets
Family of Funds                                                                                             (Unaudited)
-----------------------------------------------------------------------------------------------------------------------

                                                          The Rightime Fund              The Rightime Blue Chip Fund
                                                 ----------------------------------  ----------------------------------
                                                     For Six                             For Six
                                                   Months Ended          For           Months Ended          For
                                                  April 30, 2001      Year Ended      April 30, 2001      Year Ended
                                                    (Unaudited)    October 31, 2000    (Unaudited)     October 31, 2000
                                                 ----------------  ----------------  ----------------  ----------------
OPERATIONS
Net investment income (loss)                     $    945,067      $   1,275,590     $   (206,941)     $ (1,421,107)
Net realized gain (loss) from security
transactions                                       (9,048,206)         6,301,024        8,106,647        53,254,199
Capital gain distributions from regulated
investment companies                                1,393,782          3,409,087               --                --
Net realized gain (loss) on
futures contracts                                  (2,773,545)        (9,105,707)       5,701,819       (38,336,936)
Net increase (decrease) in unrealized
appreciation of investments                        (1,637,341)           149,609      (30,059,479)      (38,377,212)
Net decrease in unrealized appreciation of
futures contracts                                    (152,030)          (829,200)      (8,739,604)       (2,082,450)
                                                 ------------       ------------     ------------      ------------
Net increase (decrease) in net assets
resulting from operations                         (11,272,273)         1,200,403      (25,197,558)      (26,963,506)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains
on investments                                             --        (12,890,857)     (12,835,143)         (325,283)
Distributions from net investment income              (88,497)        (2,238,737)              --                --

CAPITAL SHARE TRANSACTIONS
Decrease in net assets resulting from
capital share transactions (Note 4)               (10,882,053)       (10,585,944)     (16,466,041)      (64,409,226)
                                                 ------------       ------------     ------------      ------------
Total Decrease                                    (22,242,823)       (24,515,135)     (54,498,742)      (91,698,015)

NET ASSETS
Beginning of year                                  88,115,235        112,630,370      197,301,382       288,999,398
                                                 ------------       ------------     ------------      ------------
End of year *                                    $ 65,872,412       $ 88,115,235     $142,802,640      $197,301,383
                                                 ============       ============     ============      ============
* Including undistributed net investment
income (loss) of:                                $  2,338,765       $     88,415     $   (206,941)     $         --
                                                 ============       ============     ============      ============

See accompanying notes to financial statements



-----------------------------------------------------------------------------------------------------------------------

                                                     The Rightime OTC Fund               The Rightime MidCap Fund
                                                 ----------------------------------  ----------------------------------
                                                     For Six                             For Six
                                                   Months Ended          For           Months Ended          For
                                                  April 30, 2001      Year Ended      April 30, 2001      Year Ended
                                                    (Unaudited)    October 31, 2000    (Unaudited)     October 31, 2000
                                                 ----------------  ----------------  ----------------  ----------------
OPERATIONS
Net investment income (loss)                      $    10,854        $    67,316      $   (23,077)      $  (271,610)
Net realized gain (loss)
from security transactions                           (894,788)        (3,035,449)       4,039,860        10,973,206
Net realized loss on futures contracts               (306,817)                --       (1,904,080)      (11,194,977)
Net increase (decrease) in unrealized
appreciation of investments                          (643,315)                --       (4,857,081)        4,405,200
Net decrease in unrealized appreciation
of futures contracts                                 (214,600)                --       (3,900,598)       (2,560,276)
                                                 ------------       ------------     ------------      ------------
Net increase (decrease) in net assets
resulting from operations                          (2,048,666)        (2,968,133)      (6,644,976)        1,351,543

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains
on investments                                             --         (1,370,607)              --       (13,555,697)
Distributions from net investment income              (80,425)          (130,846)              --                --

CAPITAL SHARE TRANSACTIONS
Decrease in net assets resulting from
capital share transactions (Note 4)                (1,083,754)        (4,786,702)      (9,186,297)       (2,302,116)
                                                 ------------       ------------     ------------      ------------
Total Decrease                                     (3,212,845)        (9,256,288)     (15,831,273)      (14,506,270)

NET ASSETS
Beginning of year                                   6,670,091         15,926,379       62,744,724        77,250,994
                                                 ------------       ------------     ------------      ------------
End of year *                                    $  3,457,246        $ 6,670,091      $46,913,451       $62,744,724
                                                 ============       ============     ============      ============
* Including undistributed net investment
income (loss) of                                 $    (16,298)       $    53,272      $   (23,078)       $       --
                                                 ============       ============     ============      ============

See accompanying notes to financial statements





[RIGHTIME LOGO]                                                                                       Financial
Rightime                                                                                             Highlights
Family of Funds                                                 (For a Share Outstanding Throughout the Period)
---------------------------------------------------------------------------------------------------------------
                                                                                   Net
                                                                                Realized
                                                   Net                             and
                                                  Asset           Net          Unrealized
                                                  Value        Investment         Gain            Total
                                                Beginning        Income        (Loss) on          From
                                                 of Year         (Loss)        Investments     Operations
---------------------------------------------------------------------------------------------------------------
The Rightime Fund
2001 (a)                                         $29.42           $0.36          $(4.47)         $(4.11)
2000                                              33.97            0.40           (0.27)           0.13
1999                                              35.13            0.33            3.49            3.82
1998                                              29.95            0.43            5.16            5.59
1997                                              32.09            0.43           (1.24)          (0.81)
1996                                              37.55            1.14            2.11            3.25
---------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
2001 (a)                                         $35.91          $(0.04)         $(4.75)          $0.00
2000                                              40.33           (0.26)          (4.11)          (4.37)
1999                                              40.98           (0.15)           4.13            3.98
1998                                              32.27           (0.10)           8.83            8.73
1997                                              31.88            0.03            0.83            0.86
1996                                              32.84            0.40            3.52            3.92
---------------------------------------------------------------------------------------------------------------
The Rightime OTC Fund
2001 (a)                                         $22.57           $0.05          $(7.93)         $(7.88)
2000                                              32.50            0.21           (7.03)          (6.82)
1999                                              35.96            0.24            3.19            3.43
1998                                              29.31            0.27            7.55            7.82
1997                                              29.09            0.17            1.52            1.69
1996                                              32.37            0.41            3.88            4.29
---------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
2001 (a)                                         $28.61          $(0.01)         $(3.37)         $(3.38)
2000                                              34.19           (0.12)           0.62            0.50
1999                                              35.19           (0.16)           5.71            5.55
1998                                              29.12           (0.16)           7.13            6.97
1997                                              29.02            0.27            1.33            1.60
1996                                              32.95            0.49            2.56            3.05
---------------------------------------------------------------------------------------------------------------


                                              Distributions   Distributions                       Net
                                                  from            from                           Asset
                                                  Net            Realized                        Value
                                               Investment        Capital         Total            End             Total
                                                 Income           Gains      Distributions      of Year         Return (1)
--------------------------------------------------------------------------------------------------------------------------
The Rightime Fund
2001 (a)                                         $(0.03)          $0.00          $(0.03)         $25.28          (13.98)%
2000                                              (0.69)          (3.99)          (4.68)          29.42           (0.98)
1999                                              (0.41)          (4.57)          (4.98)          33.97           10.61
1998                                              (0.41)           0.00           (0.41)          35.13           18.86
1997                                              (0.42)          (0.91)          (1.33)          29.95           (2.77)
1996                                              (0.77)          (7.94)          (8.71)          32.09            8.96
--------------------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
2001 (a)                                          $0.00          $(2.48)         $(2.48)         $28.64          (14.37)%
2000                                               0.00           (0.05)          (0.05)          35.91          (10.86)
1999                                               0.00           (4.63)          (4.63)          40.33            9.45
1998                                              (0.02)           0.00           (0.02)          40.98           27.06
1997                                              (0.40)          (0.07)          (0.47)          32.27            2.63
1996                                              (0.28)          (4.60)          (4.88)          31.88           12.26
--------------------------------------------------------------------------------------------------------------------------
The Rightime OTC Fund
2001 (a)                                        $(0.298)          $0.00         $(0.298)         $14.39          (35.40)%
2000                                              (0.27)          (2.84)          (3.11)          22.57          (22.90)
1999                                              (0.27)          (6.62)          (6.89)          32.50            8.39
1998                                              (0.15)          (1.02)          (1.17)          35.96           27.37
1997                                              (0.43)          (1.04)          (1.47)          29.31            5.77
1996                                               0.00           (7.57)          (7.57)          29.09           13.62
--------------------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
2001 (a)                                          $0.00           $0.00           $0.00          $25.23          (11.81)%
2000                                               0.00           (6.08)          (6.08)          28.61            1.56
1999                                               0.00           (6.55)          (6.55)          34.19           16.40
1998                                              (0.24)          (0.66)          (0.90)          35.19           24.53
1997                                              (0.54)          (0.96)          (1.50)          29.12            5.55
1996                                              (0.14)          (6.84)          (6.98)          29.02            9.65
--------------------------------------------------------------------------------------------------------------------------
(a) For six months ended April 30, 2001 (Unaudited)
(1) Excludes sales charge

See accompanying notes to financial statements



April 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
                                                                     RATIOS
                              -----------------------------------------------------------------------------------------------
                                        Net Assets At The  Expenses to Average  Net Investment Income (Loss)    Portfolio
                                           End of Year         Net Assets        to Average Net Assets          Turnover
-----------------------------------------------------------------------------------------------------------------------------
The Rightime Fund
2001 (a)                                    $65,872,412            2.52%*               2.40%*                  151.35%
2000                                         88,115,235            2.48                 1.17                    159.81
1999                                        112,630,370            2.51                 0.89                    106.40
1998                                        110,598,723            2.53                 1.12                    117.73
1997                                        126,001,807            2.45                 1.16                     62.01
1996                                        166,490,280            2.45                 3.11                     15.40
-----------------------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
2001 (a)                                   $142,802,640            2.20%*              (0.24)%*                   2.15%
2000                                        197,301,383            2.10                (0.56)                     6.43
1999                                        288,999,453            2.09                (0.36)                    10.16
1998                                        271,415,783            2.15                (0.25)                     7.97
1997                                        254,386,954            2.09                 0.05                     39.27
1996                                        277,639,083            2.08                 1.25                      1.30
-----------------------------------------------------------------------------------------------------------------------------
The Rightime OTC Fund
2001 (a)                                     $3,457,246            3.44%*               0.41%*                   51.99%
2000                                          6,670,091            2.57                 0.56                    360.82
1999                                         15,926,379            2.21                 0.72                    169.26
1998                                         13,889,339            2.35                 0.81                    142.15
1997                                         11,467,788            2.35                 0.55                    107.98
1996                                          8,694,248            2.42                 1.51                     46.57
-----------------------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
2001 (a)                                    $46,913,451            2.29%*              (0.08)%*                  12.79%
2000                                         62,744,724            2.17                (0.37)                    20.93
1999                                         77,250,994            2.16                (0.48)                    50.75
1998                                         67,492,574            2.25                (0.46)                     0.00
1997                                         69,295,196            2.15                 0.82                    107.08
1996                                         80,303,960            2.19                 1.72                      3.59
-----------------------------------------------------------------------------------------------------------------------------
*Annualized
(a) For six months ended April 30, 2001 (Unaudited)

See accompanying notes to financial statements




                                                          April 30, 2001
                                                             (Unaudited)
[RIGHTIME LOGO]                            Notes to Financial Statements
Rightime
Family of Funds


NOTE 1 - SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

The Rightime Fund, The Rightime Blue Chip Fund, The Rightime OTC Fund, and The Rightime MidCap Fund (the "Funds") are each a series of shares of common stock of The Rightime Fund Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The company was incorporated in the state of Maryland on November 15, 1984.

The investment objective of The Rightime Fund, The Rightime Blue Chip Fund, The Rightime OTC Fund and The Rightime Midcap Fund is to achieve high total return consistent with reasonable risk. The Rightime Fund seeks to achieve this objective by concentrating in shares of registered investment companies. The Rightime Blue Chip Fund seeks to achieve this objective by investing in securities of well known and established companies ("Blue Chips"). The Rightime OTC Fund seeks to achieve this objective by investing primarily in securities traded in the over-the-counter ("OTC") market. The Rightime Midcap Fund seeks to achieve this objective by investing in securities of companies with medium-size market capitalization ("MidCaps").

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION

The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are valued at the most recent bid price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers on the last business day of the fiscal period. Investments in money market funds are valued at cost which approximates market value. Short-term investments are valued at amortized cost which approximates market value.

FUTURES CONTRACTS

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. (or cost of) the closing transaction and the Fund's basis in the contract.

The Funds may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risk include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.

FEDERAL INCOME TAXES

No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

SECURITY TRANSACTIONS, INVESTMENT
INCOME AND OTHER

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, wash sales and futures transactions.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

In preparing financial statements in conformity with generally accepted accounting principals, management makes estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from the estimates.

NOTE 2 - INVESTMENT ADVISORY FEE AND
OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisor, Rightime Econometrics, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets. In the event the expenses of the Fund for any fiscal year (including the advisory and administrative fees, but excluding interest, taxes, brokerage commissions, distribution fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business) exceed the limits set by applicable regulation of state securities commissions, if any, the compensation due to the Advisor will be reduced by the amount of such excess.

The Funds' Administrator, Rightime Administrators, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for providing office facilities and certain administrative services.

The Funds' Distributor, Lincoln Investment Planning, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for costs incurred in connection with the sale of the Funds' capital stock (see Note 3).

A summary of annual fee rates applied to average daily net assets are as follows:

                         Advisory     Administration   Distribution
                           Fee             Fee            Costs
                     --------------  --------------  --------------
The Rightime
Fund                      .50%            .95%            .75%
The Rightime
Blue Chip Fund            .50%            .85%            .50%
The Rightime
OTC Fund                  .50%            .85%            .50%
The Rightime
MidCap Fund               .50%            .85%            .50%

During the six month period April 30, 2001, the Distributor received commissions as an underwriter and a retail dealer of Fund shares as follows:

The Rightime Blue Chip Fund               $103,582
The Rightime OTC Fund                       $4,418
The Rightime MidCap Fund                   $27,367

Lincoln Investment Planning, Inc., also provides the Funds with transfer agent and accounting and recordkeeping services. Aggregate transfer agent and accounting services fees received by Lincoln Investment Planning, Inc. were $263,998 and $81,298 respectively.

Certain officers and directors of the company are also officers and/or directors of the Advisor, Administrator, Transfer Agent and/or Distributor.

NOTE 3 - DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds as defined in the Investment Company Act of 1940, have adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs which may not exceed the rates detailed above per annum of the Funds' average daily net assets for payments to the Distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds and for commissions for Fund shares sold by representatives of the Distributor or other broker-dealers. The distribution costs include a service charge based on an annual rate of
 .25% of the Funds' average daily net assets.

NOTE 4 - CAPITAL SHARES

The Rightime Fund, Inc. has 500,000,000 shares of $.01 par value stock authorized which may be allocated to any series. Currently 50,000,000 shares have been allocated to the Rightime Fund and 20,000,000 shares to each of the other four Funds. Transactions in capital stock were as follows:


                                     The Rightime Fund                                      The Rightime Blue Chip Fund
                    -------------------------------------------------------   --------------------------------------------------
                           2001                           2000                       2001                          2000
                   ----------------------      ---------------------------   ------------------------    -----------------------
                   Shares         Value        Shares            Value       Shares         Value        Shares         Value
                   --------  ------------      ----------    -------------   ---------  -------------    --------   ------------
Shares sold          77,376  $  2,160,357        182,850      $  6,018,827     136,818  $   4,529,382      360,700  $ 14,090,047
Shares issued in
reinvestment
of distributions      2,977        87,333        456,479        14,904,043     378,377     12,747,514        7,758       323,587
                   --------  ------------     ----------      ------------   ---------  -------------   ----------  ------------
                     80,353     2,247,690        639,329        20,922,870     515,195     17,276,896      368,458
Shares redeemed    (469,461)  (13,129,743)      (960,450)      (31,508,814) (1,023,532)   (33,742,937)  (2,039,212)  (78,822,859)
                   --------  ------------     ----------      ------------   ---------  -------------  -----------  ------------
Net decrease       (389,108) $(10,882,053)      (321,121)     $(10,585,944)   (508,337) $ (16,466,041)  (1,670,754) $(64,409,225)
                   ========  ============     ==========      ============  ==========  =============  ===========  ============


                                The Rightime OTC Fund                                    The Rightime MidCap Fund
                    -------------------------------------------------------   --------------------------------------------------
                           2001                           2000                       2001                          2000
                   ----------------------      ---------------------------   ------------------------    -----------------------
                   Shares         Value        Shares            Value       Shares         Value        Shares         Value
                   --------  ------------      ----------    -------------   ---------  -------------    --------   ------------
Shares sold           8,809  $    175,790         22,026      $    594,955      63,124  $   1,754,510      162,151  $  4,807,229
Shares issued in
reinvestment
of distributions      3,559        79,723         51,031         1,439,572           0              0      475,885    13,538,931
                   --------  ------------     ----------      ------------   ---------  -------------  -----------  ------------
                     12,368       255,513         73,057         2,034,527      63,124      1,754,510      638,036    18,346,160
Shares redeemed     (67,661)   (1,339,267)      (267,596)       (6,821,229)   (406,966)   (10,940,807)    (704,839)  (20,648,276)
                   --------  ------------     ----------      ------------   ---------  -------------  -----------  ------------
Net decrease        (55,293) $ (1,083,754)      (194,539)     $ (4,786,702)   (343,842) $  (9,186,297)     (66,803) $ (2,302,116)
                   ========  ============     ==========      ============  ==========  =============  ===========  ============


NOTE 5 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the six months ended April 30, 2001 were as follows:

                                       Purchases         Sales
                                    --------------  --------------
The Rightime Fund                      $43,497,864     $41,839,098
The Rightime Blue Chip Fund            $ 3,202,169     $23,454,836
The Rightime OTC Fund                  $ 5,027,143     $ 1,616,929
The Rightime MidCap Fund               $ 5,909,301     $17,426,412



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


[RIGHTIME LOGO]
RIGHTIME                                                                            Officers and Directors
FAMILY OF FUNDS                                                                  of The Rightime Fund, Inc.
----------------------------------------------------------------------------------------------------------
NAME                                                         PRINCIPAL OCCUPATION
AND ADDRESS                 POSITION AND OFFICE              DURING THE PAST FIVE YEARS
--------------------------  -------------------------------  ---------------------------------------------
David J. Rights*            Chairman of the Board,           President of Rightime Econometrics, Inc., a
1095 Rydal Road             President, and                   registered investment advisor. Consultant
Rydal, PA 19046             Treasurer                        to and registered representative of Lincoln
                                                             Investment Planning, Inc., a registered
                                                             investment advisor and broker dealer.

Edward S. Forst Sr.*        Director, Vice-President         Chairman of the Board,
The Forst Pavilion          and Secretary                    Lincoln Investment Planning
218 Glenside Avenue                                          Inc., a registered investment advisor
Wyncote, PA 19095                                            and broker dealer.

Francis X. Barrett          Director                         Vice Chairman of the Board and Member of the
Belleair, FL 33456                                           Finance, Investment and Executive Committee,
                                                             Sacred Heart Hospital, Formerly, Executive
                                                             Director, National Catholic Education
                                                             Association, Pastor Emeritus, Church of Holy
                                                             Guardian Angels, Reading, PA.

Dr. Winifred L. Tillery     Director                         Education Consultant, Former Superintendent of
Mt. Laurel, NJ 08054                                         Schools, Camden County, New Jersey.

Dr. Carol A. Wacker         Director                         Former Assistant Superintendent for Senior
Encinitas, CA 92024                                          High Schools, the Philadelphia School
                                                             District.

----------------------------------
* "Interested" director as defined
in the Investment Company Act
of 1940 (the "1940 ACT").



The Rightime Family of Funds
218 Glenside Ave.
Wyncote, PA 19095-1594

Client Services Department
800-866-9393

Administrator
Rightime Administrators Inc.
218 Glenside Ave.
Wyncote, PA 19095-1594

Investment Advisor
Rightime Econometrics Inc.
1095 Rydal Road
Rydal, PA 19046

Distributor
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Custodian
First Union National Bank
123 S. Broad Street
Philadelphia, PA 19109

Transfer Agent
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Legal Counsel
Greenberg Traurig, LLP.
2700 Two Commerce Square
Philadelphia, PA 19103



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